Capital Income Builder®
Investment portfolio
July 31, 2025
unaudited

Common stocks 76.20% Financials 15.59%	Shares	Value (000)
JPMorgan Chase & Co.	6,394,686	$1,894,362
Morgan Stanley	7,839,864	1,116,867
Munchener Ruckversicherungs-Gesellschaft AG	1,461,863	960,401
Zurich Insurance Group AG	1,286,293	875,100
NatWest Group PLC	122,788,082	852,330
ING Groep NV	35,287,656	819,977
DBS Group Holdings, Ltd.	20,808,931	763,789
BlackRock, Inc.	657,666	727,385
Wells Fargo & Co.	7,789,778	628,090
Intact Financial Corp.	2,563,828	529,937
PNC Financial Services Group, Inc.	2,487,830	473,359
Truist Financial Corp.	10,153,211	443,797
KB Financial Group, Inc.	4,999,869	397,634
Tokio Marine Holdings, Inc.	8,874,600	356,597
Banco Santander SA	39,309,561	337,746
AIA Group, Ltd.	34,565,600	323,412
American International Group, Inc.	3,954,295	306,972
Sampo OYJ, Class A	27,734,646	297,322
TPG, Inc., Class A	5,050,582	288,237
Euronext NV	1,707,856	275,158
National Bank of Canada	2,492,736	259,294
BNP Paribas SA	2,722,478	248,014
Hana Financial Group, Inc.	3,971,219	243,158
East West Bancorp, Inc.	2,348,111	235,398
Power Corporation of Canada, subordinate voting shares	5,375,335	216,627
Kaspi.kz JSC	2,447,140	211,741
UniCredit SpA	2,854,275	209,991
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	209,518
Progressive Corp.	852,265	206,282
360 ONE WAM, Ltd.	16,612,840	198,483
Apollo Asset Management, Inc.	1,334,542	193,936
PICC Property and Casualty Co., Ltd., Class H	93,158,000	193,777
CME Group, Inc., Class A	667,304	185,697
Banco Bilbao Vizcaya Argentaria SA	10,845,656	181,037
Blackstone, Inc.	996,588	172,370
EFG International AG	7,785,720	153,353
Webster Financial Corp.	2,520,603	145,313
Mizuho Financial Group, Inc.	4,749,100	139,311
Swiss Re AG	772,740	137,918
Skandinaviska Enskilda Banken AB, Class A	7,875,000	137,507
Deutsche Bank AG	3,967,604	131,020
3i Group PLC	2,384,436	130,372
State Street Corp.	1,086,789	121,449
Standard Chartered PLC	6,411,279	114,830
Hong Kong Exchanges and Clearing, Ltd.	2,105,500	114,605
Samsung Fire & Marine Insurance Co., Ltd.	317,995	100,689
Capital Income Builder — Page 1 of 55

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
SouthState Corp.	879,727	$82,844
Patria Investments, Ltd., Class A	5,108,139	71,258
Canadian Imperial Bank of Commerce (a)	908,303	64,917
Bank Central Asia Tbk PT	127,395,000	63,547
Western Union Co.	7,516,724	60,510
Citizens Financial Group, Inc.	1,230,400	58,715
Marsh & McLennan Cos., Inc.	291,000	57,967
Houlihan Lokey, Inc., Class A	281,141	53,602
Vontobel Holding AG	724,483	52,703
Great-West Lifeco, Inc.	1,327,096	49,833
Resona Holdings, Inc.	4,442,200	40,337
Medibank Private Ltd.	9,980,091	32,580
Bank Mandiri (Persero) Tbk PT	97,277,314	26,302
Sberbank of Russia PJSC (b)	19,327,472	— (c)
		17,975,277
Information technology 10.16%
Broadcom, Inc.	16,059,620	4,716,710
Taiwan Semiconductor Manufacturing Co., Ltd.	61,876,820	2,390,190
Microsoft Corp.	3,530,802	1,883,683
Accenture PLC, Class A	2,197,692	587,004
Seagate Technology Holdings PLC	2,473,413	388,351
Texas Instruments, Inc.	1,540,276	278,882
Tokyo Electron, Ltd.	1,710,200	267,646
KLA Corp.	283,994	249,639
SAP SE	801,024	229,296
MediaTek, Inc.	3,740,000	170,638
TE Connectivity PLC	819,859	168,686
TDK Corp.	10,376,235	126,244
Analog Devices, Inc.	536,200	120,447
HCL Technologies, Ltd.	6,982,771	116,342
Capgemini SE (a)	181,938	27,104
		11,720,862
Industrials 8.72%
RTX Corp.	14,981,797	2,360,682
Volvo AB, Class B	24,562,584	703,613
Siemens AG	2,344,880	601,327
Deutsche Post AG	11,496,470	517,187
BAE Systems PLC	20,411,236	485,829
RELX PLC	8,202,576	425,159
Paychex, Inc.	2,556,181	368,934
Singapore Technologies Engineering, Ltd.	53,849,128	362,278
Mitsubishi Corp.	16,973,800	333,831
Marubeni Corp.	15,791,600	323,000
Honeywell International, Inc.	1,263,892	281,026
Automatic Data Processing, Inc.	904,496	279,942
Broadridge Financial Solutions, Inc.	920,801	227,907
Carrier Global Corp.	3,249,102	222,953
Northrop Grumman Corp.	368,644	212,564
Airbus SE, non-registered shares	945,100	189,248
Schneider Electric SE	711,753	185,719
Union Pacific Corp.	792,580	175,929
ITOCHU Corp.	3,094,600	162,980
FedEx Corp.	710,950	158,890
Capital Income Builder — Page 2 of 55

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bureau Veritas SA	4,418,654	$135,777
Localiza Rent a Car SA, ordinary nominative shares	20,659,435	127,767
Watsco, Inc.	273,318	123,234
Wolters Kluwer NV	783,249	121,850
Canadian National Railway Co. (CAD denominated)	1,283,554	119,851
Robert Half, Inc.	3,071,342	113,363
Epiroc AB, Class A	4,450,000	90,151
Epiroc AB, Class B	377,641	6,743
Trinity Industries, Inc.	3,783,225	88,149
PACCAR, Inc.	882,980	87,203
UL Solutions, Inc., Class A	1,191,837	87,147
SGS SA	832,735	84,442
Transurban Group	8,755,955	77,683
ABB, Ltd.	918,342	60,092
Sulzer AG	260,827	50,008
Computershare, Ltd.	1,731,596	46,515
Brambles, Ltd.	2,880,350	44,048
Logista Integral SA, non-registered shares	350,786	11,108
		10,054,129
Consumer staples 8.57%
Philip Morris International, Inc.	16,941,141	2,779,194
British American Tobacco PLC	38,729,593	2,073,204
British American Tobacco PLC (ADR)	3,041,264	163,255
Mondelez International, Inc., Class A	16,449,145	1,064,095
Imperial Brands PLC	17,030,944	663,926
Nestle SA	4,245,939	370,288
Sysco Corp.	4,306,408	342,790
Danone SA	3,393,556	278,366
Altria Group, Inc.	4,407,100	272,976
ITC, Ltd.	53,023,647	248,891
Coca-Cola Co.	3,158,427	214,426
Carlsberg A/S, Class B	1,629,668	203,369
Kimberly-Clark Corp.	1,457,945	181,689
General Mills, Inc.	3,192,873	156,387
WH Group, Ltd.	148,814,000	149,999
Suntory Beverage & Food, Ltd.	3,822,600	115,392
Procter & Gamble Co.	740,943	111,490
Marks and Spencer Group PLC	18,437,029	84,646
PepsiCo, Inc.	611,479	84,335
Dollar General Corp.	768,000	80,563
Unilever PLC	1,204,545	70,059
Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	53,982
Anheuser-Busch InBev SA/NV	867,244	50,184
Pernod Ricard SA	416,880	42,864
Constellation Brands, Inc., Class A	145,944	24,378
Scandinavian Tobacco Group A/S	298,258	3,903
		9,884,651
Health care 7.87%
AbbVie, Inc.	8,188,810	1,547,849
Abbott Laboratories	9,293,271	1,172,718
Amgen, Inc.	3,667,637	1,082,320
Gilead Sciences, Inc.	8,784,997	986,467
AstraZeneca PLC	6,601,374	962,826
Capital Income Builder — Page 3 of 55

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Sanofi	8,051,003	$731,592
Medtronic PLC	5,508,079	497,049
Novo Nordisk AS, Class B	8,239,447	380,318
Bristol-Myers Squibb Co.	6,297,163	272,730
UnitedHealth Group, Inc.	1,059,616	264,438
Takeda Pharmaceutical Co., Ltd.	7,983,650	219,437
Merck & Co., Inc.	2,121,630	165,742
EssilorLuxottica SA	513,568	152,340
CVS Health Corp.	2,358,062	146,436
EBOS Group, Ltd.	5,955,939	142,509
Roche Holding AG, nonvoting non-registered shares	352,144	110,494
Royalty Pharma PLC, Class A	2,595,546	95,516
Sandoz Group AG	1,387,511	79,125
GSK PLC	3,240,408	59,680
Endo, Inc., 1L 6.875% Escrow (b)(d)	225,000	— (c)
		9,069,586
Utilities 5.31%
Dominion Energy, Inc.	10,277,647	600,729
Engie SA	25,048,545	562,791
E.ON SE	28,687,119	522,549
Iberdrola SA, non-registered shares	29,160,027	511,830
National Grid PLC	30,664,121	430,762
DTE Energy Co.	2,809,689	388,889
Pinnacle West Capital Corp.	4,265,345	386,526
SSE PLC	15,637,639	381,033
CenterPoint Energy, Inc.	9,247,245	358,978
Duke Energy Corp.	2,452,920	298,373
Southern Co. (The)	3,076,756	290,692
Entergy Corp.	2,803,588	253,528
Sempra	2,950,359	240,985
Atmos Energy Corp.	1,178,769	183,794
Power Grid Corporation of India, Ltd.	46,112,774	152,697
Enel SpA	17,205,158	151,683
AES Corp.	9,949,432	130,835
SembCorp Industries, Ltd.	20,005,900	118,878
NextEra Energy, Inc.	1,379,080	97,997
Power Assets Holdings, Ltd.	9,434,000	62,141
Light SA, units (b)(d)	604,926	151
		6,125,841
Consumer discretionary 5.02%
McDonald’s Corp.	2,230,331	669,255
Industria de Diseno Textil SA	13,677,558	653,894
Home Depot, Inc.	1,473,499	541,526
Starbucks Corp.	5,530,461	493,096
YUM! Brands, Inc.	2,523,587	363,775
Evolution AB	4,035,007	358,502
Midea Group Co., Ltd., Class A	36,306,878	353,117
Compagnie Generale des Etablissements Michelin	8,229,085	293,009
LVMH Moet Hennessy-Louis Vuitton SE	503,808	270,889
Royal Caribbean Cruises, Ltd.	847,780	269,484
Amadeus IT Group SA, Class A, non-registered shares	2,526,739	202,835
Tractor Supply Co.	3,110,997	177,171
Aristocrat Leisure, Ltd.	3,645,435	162,584
Capital Income Builder — Page 4 of 55

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Darden Restaurants, Inc.	714,129	$144,018
Vail Resorts, Inc.	940,068	141,255
NEXT PLC	860,868	139,728
Compagnie Financiere Richemont SA, Class A	842,806	137,152
Restaurant Brands International, Inc. (a)	1,991,558	135,147
Galaxy Entertainment Group, Ltd.	21,218,000	103,851
Las Vegas Sands Corp.	1,918,537	100,531
OPAP SA	1,967,863	44,107
Jumbo SA	1,061,844	35,888
		5,790,814
Energy 4.71%
Exxon Mobil Corp.	10,012,276	1,117,771
Canadian Natural Resources, Ltd. (CAD denominated)	27,778,627	879,309
TC Energy Corp. (CAD denominated)	14,560,645	695,246
Shell PLC (GBP denominated)	13,870,804	497,717
Shell PLC (ADR) (a)	738,100	53,298
TotalEnergies SE	7,530,374	447,464
EOG Resources, Inc.	3,160,674	379,344
ConocoPhillips	3,876,011	369,539
South Bow Corp. (e)	11,661,369	306,262
EQT Corp.	4,688,561	252,010
Chevron Corp.	1,357,158	205,799
Cenovus Energy, Inc.	6,982,347	106,341
DT Midstream, Inc.	760,862	78,163
BP PLC	7,507,219	40,226
New Fortress Energy, Inc., Class A (d)	188,740	514
Constellation Oil Services Holding SA (NDR) (d)	51,141	415
		5,429,418
Real estate 3.47%
VICI Properties, Inc. REIT	44,556,025	1,452,526
Welltower, Inc. REIT	3,353,606	553,580
Prologis, Inc. REIT	2,823,536	301,497
Rexford Industrial Realty, Inc. REIT	6,504,656	237,615
Extra Space Storage, Inc. REIT	1,728,944	232,301
American Tower Corp. REIT	1,058,193	220,517
Mindspace Business Parks REIT	29,892,332	140,994
UDR, Inc. REIT	3,546,308	139,334
CTP NV	6,244,020	132,265
Link REIT	22,317,452	124,160
CK Asset Holdings, Ltd.	24,301,734	111,116
Equinix, Inc. REIT	126,200	99,088
SBA Communications Corp. REIT, Class A	355,374	79,860
Sun Communities, Inc. REIT	430,663	53,415
Embassy Office Parks REIT	10,653,487	48,063
Longfor Group Holdings, Ltd.	27,189,658	33,923
Lineage, Inc. REIT	757,627	32,692
Kimco Realty Corp. REIT	295,754	6,279
		3,999,225
Communication services 3.46%
Singapore Telecommunications, Ltd.	258,777,400	771,571
T-Mobile US, Inc.	2,262,861	539,489
Publicis Groupe SA (a)	4,891,389	443,629
Capital Income Builder — Page 5 of 55

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
AT&T, Inc.	15,460,528	$423,773
Deutsche Telekom AG	10,148,928	363,754
Koninklijke KPN NV	65,724,056	293,777
Comcast Corp., Class A	8,171,112	271,526
Verizon Communications, Inc.	4,903,006	209,653
NetEase, Inc.	6,461,200	168,568
Nintendo Co., Ltd.	1,732,500	144,596
HKT Trust and HKT, Ltd., units	73,257,460	115,351
America Movil, SAB de CV, Class B (ADR)	6,231,217	112,598
Omnicom Group, Inc.	931,500	67,115
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	30,348
Swisscom AG (d)	43,033	29,940
		3,985,688
Materials 3.32%
Air Products and Chemicals, Inc.	2,227,006	641,110
Smurfit Westrock PLC	11,043,795	490,124
Rio Tinto PLC	7,011,885	416,370
Shin-Etsu Chemical Co., Ltd.	14,222,500	410,307
International Paper Co.	7,371,100	344,525
Nitto Denko Corp.	16,291,527	336,250
Linde PLC	565,256	260,165
Vale SA, ordinary nominative shares	15,734,715	150,222
Vale SA (ADR), ordinary nominative shares	6,898,935	65,747
Anglo American PLC	7,547,807	213,355
Antofagasta PLC	3,560,015	87,965
BASF SE	1,787,428	87,904
Eastman Chemical Co.	827,250	60,067
Dow, Inc.	2,427,086	56,527
Barrick Mining Corp.	2,491,653	52,624
Evonik Industries AG	2,108,724	42,024
Air Liquide SA	192,264	37,845
BHP Group, Ltd. (CDI) (a)	1,485,576	37,223
Givaudan SA	8,390	35,062
		3,825,416
Total common stocks (cost: $58,047,070,000)		87,860,907
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 5.77% perpetual noncumulative preferred shares (f)(g)	13,000	10,660
Total preferred securities (cost: $13,000,000)		10,660
Convertible stocks 0.40% Information technology 0.18%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	3,410,517	214,556
Utilities 0.14%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	2,339,772	103,511
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,416,100	53,826
		157,337
Capital Income Builder — Page 6 of 55

unaudited
Convertible stocks (continued) Financials 0.05%	Shares	Value (000)
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	1,000,000	$57,450
Materials 0.03%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	1,104,057	37,494
Total convertible stocks (cost: $432,694,000)		466,837
Convertible bonds & notes 0.00% Information technology 0.00%	Principal amount (000)
MicroStrategy, Inc., convertible notes, 0% 12/1/2029 (f)	USD1,200	1,153
Total convertible bonds & notes (cost: $995,000)		1,153
Bonds, notes & other debt instruments 14.13% U.S. Treasury bonds & notes 5.51% U.S. Treasury 5.51%
U.S. Treasury 6.875% 8/15/2025 (a)	145,145	145,426
U.S. Treasury 4.50% 11/15/2025	15,350	15,354
U.S. Treasury 4.00% 12/15/2025 (a)	21,000	20,988
U.S. Treasury 4.25% 1/31/2026	182,000	181,915
U.S. Treasury 6.00% 2/15/2026	206,000	207,927
U.S. Treasury 4.375% 7/31/2026	875,000	876,641
U.S. Treasury 6.75% 8/15/2026	35,000	35,974
U.S. Treasury 4.625% 9/15/2026	35,602	35,791
U.S. Treasury 4.625% 10/15/2026	25,100	25,247
U.S. Treasury 4.625% 11/15/2026	3,000	3,020
U.S. Treasury 6.50% 11/15/2026	178,000	184,133
U.S. Treasury 4.25% 12/31/2026	250,000	250,605
U.S. Treasury 2.25% 2/15/2027	75	73
U.S. Treasury 6.625% 2/15/2027	65,000	67,712
U.S. Treasury 2.625% 5/31/2027	6,500	6,347
U.S. Treasury 3.75% 6/30/2027	517,585	515,675
U.S. Treasury 3.75% 8/15/2027	353,000	351,723
U.S. Treasury 6.375% 8/15/2027	54,937	57,608
U.S. Treasury 6.125% 11/15/2027 (h)	296,294	311,433
U.S. Treasury 3.875% 12/31/2027	123,463	123,389
U.S. Treasury 4.25% 2/15/2028	26,000	26,218
U.S. Treasury 3.875% 7/15/2028	3,594	3,593
U.S. Treasury 4.125% 7/31/2028	207,000	208,411
U.S. Treasury 2.875% 8/15/2028	148,319	144,034
U.S. Treasury 4.00% 1/31/2029	423,733	425,079
U.S. Treasury 4.50% 5/31/2029	125,100	127,662
U.S. Treasury 3.625% 8/31/2029	7,540	7,457
U.S. Treasury 4.375% 12/31/2029	219,000	222,855
U.S. Treasury 4.00% 2/28/2030	9,000	9,025
U.S. Treasury 6.25% 5/15/2030	198,563	218,265
U.S. Treasury 3.875% 6/30/2030 (a)	12,855	12,810
U.S. Treasury 4.25% 6/30/2031	20,000	20,202
U.S. Treasury 3.75% 8/31/2031	8,283	8,142
U.S. Treasury 4.375% 1/31/2032	10,000	10,151
U.S. Treasury 1.875% 2/15/2032	100,000	87,241
U.S. Treasury 4.125% 2/29/2032	114,000	114,082
Capital Income Builder — Page 7 of 55

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 3/31/2032	USD3,000	$3,001
U.S. Treasury 4.00% 4/30/2032	9,500	9,430
U.S. Treasury 2.875% 5/15/2032	278,476	257,882
U.S. Treasury 4.00% 6/30/2032	31,219	30,963
U.S. Treasury 3.875% 8/15/2034	50,000	48,375
U.S. Treasury 4.25% 11/15/2034	5,665	5,630
U.S. Treasury 4.625% 2/15/2035	25,300	25,848
U.S. Treasury 4.25% 5/15/2035	36,584	36,261
U.S. Treasury 4.50% 8/15/2039	25,000	24,648
U.S. Treasury 4.75% 2/15/2041 (h)	136,000	136,401
U.S. Treasury 4.00% 11/15/2042	12,950	11,683
U.S. Treasury 4.75% 11/15/2043	27,016	26,666
U.S. Treasury 4.625% 5/15/2044	27,000	26,167
U.S. Treasury 4.125% 8/15/2044	7,000	6,336
U.S. Treasury 4.625% 11/15/2044	4,000	3,868
U.S. Treasury 4.75% 2/15/2045	3,500	3,439
U.S. Treasury 5.00% 5/15/2045	11,858	12,031
U.S. Treasury 3.00% 5/15/2047	108,296	80,148
U.S. Treasury 3.00% 2/15/2049 (h)	112,916	82,113
U.S. Treasury 1.375% 8/15/2050 (h)	38,101	18,513
U.S. Treasury 2.00% 8/15/2051 (h)	37,789	21,457
U.S. Treasury 2.25% 2/15/2052 (h)	207,137	124,605
U.S. Treasury 3.00% 8/15/2052 (h)	136,283	96,868
U.S. Treasury 4.75% 11/15/2053	60,200	58,744
U.S. Treasury 4.625% 5/15/2054	291	278
U.S. Treasury 4.25% 8/15/2054	3,663	3,293
U.S. Treasury 4.50% 11/15/2054	2,000	1,876
U.S. Treasury 4.625% 2/15/2055	123,768	118,532
U.S. Treasury 4.75% 5/15/2055	12,000	11,733
Total U.S. Treasury bonds & notes		6,348,997
Mortgage-backed obligations 5.23% Federal agency mortgage-backed obligations 4.65%
Fannie Mae Pool #394854 6.50% 5/1/2027 (i)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (i)	5	5
Fannie Mae Pool #257145 6.50% 3/1/2028 (i)	1	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029 (i)	107	104
Fannie Mae Pool #BA2999 3.50% 11/1/2030 (i)	117	114
Fannie Mae Pool #659096 6.50% 8/1/2032 (i)	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033 (i)	50	51
Fannie Mae Pool #CA1299 3.50% 3/1/2033 (i)	57	56
Fannie Mae Pool #MA3438 3.50% 8/1/2033 (i)	154	151
Fannie Mae Pool #MA3658 3.50% 5/1/2034 (i)	235	230
Fannie Mae Pool #CA4490 3.50% 8/1/2034 (i)	326	319
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (i)	55,686	52,285
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (i)	1,555	1,448
Fannie Mae Pool #887695 6.00% 6/1/2036 (i)	899	941
Fannie Mae Pool #MA4404 2.50% 8/1/2036 (i)	278	259
Fannie Mae Pool #894308 6.00% 10/1/2036 (i)	145	149
Fannie Mae Pool #902164 6.00% 11/1/2036 (i)	744	779
Fannie Mae Pool #902503 6.00% 11/1/2036 (i)	410	428
Fannie Mae Pool #BU3910 2.50% 12/1/2036 (i)	18	16
Fannie Mae Pool #903076 6.00% 12/1/2036 (i)	989	1,035
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (i)	66	67
Capital Income Builder — Page 8 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (i)	USD2,911	$2,704
Fannie Mae Pool #BW0488 2.50% 5/1/2037 (i)	926	860
Fannie Mae Pool #AS9772 3.50% 6/1/2037 (i)	25	24
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (i)	6,612	6,144
Fannie Mae Pool #966172 7.00% 7/1/2037 (i)	115	117
Fannie Mae Pool #256845 6.50% 8/1/2037 (i)	43	46
Fannie Mae Pool #256960 6.50% 11/1/2037 (i)	209	220
Fannie Mae Pool #FS3558 2.50% 2/1/2038 (i)	88	81
Fannie Mae Pool #257137 7.00% 3/1/2038 (i)	16	16
Fannie Mae Pool #963269 5.50% 5/1/2038 (i)	734	749
Fannie Mae Pool #963341 5.50% 5/1/2038 (i)	237	242
Fannie Mae Pool #963454 5.50% 6/1/2038 (i)	736	751
Fannie Mae Pool #963796 5.50% 6/1/2038 (i)	228	230
Fannie Mae Pool #929964 6.00% 9/1/2038 (i)	346	362
Fannie Mae Pool #FS2490 5.50% 10/1/2038 (i)	15	15
Fannie Mae Pool #FM3708 5.50% 10/1/2038 (i)	6	6
Fannie Mae Pool #FS2101 5.50% 10/1/2038 (i)	2	2
Fannie Mae Pool #970772 5.50% 11/1/2038 (i)	28	28
Fannie Mae Pool #AE0392 5.50% 12/1/2039 (i)	47	48
Fannie Mae Pool #AL4324 6.50% 5/1/2040 (i)	5	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040 (i)	2,483	2,597
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (i)	152	146
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (i)	72,097	61,575
Fannie Mae Pool #AL1571 5.00% 6/1/2041 (i)	1,996	2,008
Fannie Mae Pool #AL0913 6.00% 7/1/2041 (i)	1,751	1,831
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (i)	52	50
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (i)	158	151
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (i)	287	275
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (i)	170	163
Fannie Mae Pool #AJ9165 4.00% 1/1/2042 (i)	4,168	3,992
Fannie Mae Pool #890407 4.00% 2/1/2042 (i)	415	398
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (i)	1,200	1,150
Fannie Mae Pool #AO6721 4.00% 6/1/2042 (i)	7,344	7,029
Fannie Mae Pool #AO1820 4.00% 6/1/2042 (i)	772	739
Fannie Mae Pool #890445 4.00% 7/1/2042 (i)	938	898
Fannie Mae Pool #AS0831 4.50% 10/1/2043 (i)	150	148
Fannie Mae Pool #AW4156 4.00% 5/1/2044 (i)	1,708	1,615
Fannie Mae Pool #AW4026 4.00% 6/1/2044 (i)	1,700	1,625
Fannie Mae Pool #AX2782 4.00% 9/1/2044 (i)	2,347	2,212
Fannie Mae Pool #AY1313 4.00% 3/1/2045 (i)	4,323	4,079
Fannie Mae Pool #AS6840 4.00% 3/1/2046 (i)	4,338	4,086
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (i)	714	658
Fannie Mae Pool #BC8719 4.00% 6/1/2046 (i)	1,779	1,672
Fannie Mae Pool #BC8720 4.00% 6/1/2046 (i)	1,459	1,374
Fannie Mae Pool #AS7598 4.00% 7/1/2046 (i)	4,309	4,053
Fannie Mae Pool #BD1967 4.00% 7/1/2046 (i)	1,586	1,490
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (i)	33	31
Fannie Mae Pool #MA2691 4.50% 7/1/2046 (i)	724	703
Fannie Mae Pool #AS7759 4.00% 8/1/2046 (i)	9,764	9,187
Fannie Mae Pool #AS7760 4.00% 8/1/2046 (i)	4,338	4,081
Fannie Mae Pool #AS7939 4.00% 9/1/2046 (i)	6,522	6,134
Fannie Mae Pool #AL9190 4.00% 9/1/2046 (i)	1,219	1,146
Fannie Mae Pool #BC4712 4.00% 10/1/2046 (i)	3,427	3,223
Fannie Mae Pool #BC4801 4.00% 11/1/2046 (i)	2,442	2,297
Capital Income Builder — Page 9 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM3288 3.50% 12/1/2046 (i)	USD19	$17
Fannie Mae Pool #MA2907 4.00% 2/1/2047 (i)	22	20
Fannie Mae Pool #AS9313 4.00% 3/1/2047 (i)	3,376	3,175
Fannie Mae Pool #BE3229 4.00% 3/1/2047 (i)	1,471	1,379
Fannie Mae Pool #BD7165 4.00% 4/1/2047 (i)	20	19
Fannie Mae Pool #AS9454 4.00% 4/1/2047 (i)	12	11
Fannie Mae Pool #BM4187 4.50% 5/1/2047 (i)	12,250	11,965
Fannie Mae Pool #BH2491 4.00% 6/1/2047 (i)	1,844	1,733
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (i)	2,315	2,176
Fannie Mae Pool #CA0243 4.50% 8/1/2047 (i)	11,472	11,134
Fannie Mae Pool #BJ1668 4.00% 12/1/2047 (i)	2,018	1,891
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (i)	428	403
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (i)	5,851	5,654
Fannie Mae Pool #CA2033 4.00% 7/1/2048 (i)	8,474	7,957
Fannie Mae Pool #CA2157 4.00% 8/1/2048 (i)	16,623	15,617
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (i)	9,479	9,725
Fannie Mae Pool #BF0572 5.50% 4/1/2049 (i)	19,100	19,440
Fannie Mae Pool #FM2675 4.00% 6/1/2049 (i)	4,695	4,411
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (i)	13,779	12,921
Fannie Mae Pool #CA4819 4.00% 12/1/2049 (i)	6,670	6,233
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (i)	179,110	163,176
Fannie Mae Pool #CA5216 3.00% 2/1/2050 (i)	13,217	11,536
Fannie Mae Pool #CA5226 3.00% 2/1/2050 (i)	5,368	4,685
Fannie Mae Pool #FM2676 4.00% 3/1/2050 (i)	4,470	4,179
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (i)	31,997	30,061
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (i)	332	273
Fannie Mae Pool #CA6079 2.50% 6/1/2050 (i)	17	14
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (i)	26,459	23,282
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (i)	10,809	9,305
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (i)	6,054	5,211
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (i)	557	437
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (i)	17	14
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (i)	3,587	3,125
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (i)	994	861
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (i)	9,736	8,379
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (i)	5,227	4,607
Fannie Mae Pool #BQ8474 2.00% 12/1/2050 (i)	1,299	1,018
Fannie Mae Pool #BQ8428 2.00% 12/1/2050 (i)	1,266	992
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (i)	20,949	18,463
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (i)	6,653	5,727
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	394	381
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (i)	1,314	1,078
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (i)	957	787
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (i)	10,658	9,282
Fannie Mae Pool #CA9199 2.50% 2/1/2051 (i)	292	242
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (i)	1,066	835
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (i)	438	359
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (i)	13,531	11,696
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (i)	1,658	1,433
Fannie Mae Pool #FM7556 3.50% 5/1/2051 (i)	23	20
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (i)	1,228	1,062
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (i)	4,914	3,865
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (i)	1,261	988
Fannie Mae Pool #BT4554 2.00% 8/1/2051 (i)	1,165	912
Capital Income Builder — Page 10 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (i)	USD9,355	$8,126
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (i)	4,184	3,433
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (i)	294	241
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (i)	527	435
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (i)	3,108	2,435
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (i)	2,646	2,080
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (i)	35,629	30,926
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (i)	15,399	13,404
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (i)	2,478	2,125
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (i)	11,341	9,306
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (i)	2,000	1,641
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (i)	17,539	15,251
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (i)	1,000	820
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (i)	222	182
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (i)	17,296	15,745
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (i)	1,107	867
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (i)	877	687
Fannie Mae Pool #CB2928 2.50% 2/1/2052 (i)	643	528
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (i)	11,424	9,958
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (i)	762	597
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (i)	404	335
Fannie Mae Pool #CB3164 2.50% 3/1/2052 (i)	332	273
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (i)	128	105
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (i)	43,476	37,640
Fannie Mae Pool #BV6656 3.00% 3/1/2052 (i)	24	21
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (i)	23,017	20,718
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (i)	799	657
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (i)	573	470
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (i)	385	316
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (i)	317	261
Fannie Mae Pool #BV4659 2.50% 4/1/2052 (i)	240	197
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (i)	222	182
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (i)	314	290
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (i)	336	276
Fannie Mae Pool #BV7787 2.50% 5/1/2052 (i)	325	267
Fannie Mae Pool #BW0336 2.50% 5/1/2052 (i)	322	266
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (i)	214	176
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (i)	144	118
Fannie Mae Pool #FS2009 3.00% 5/1/2052 (i)	38	33
Fannie Mae Pool #BU8845 3.50% 5/1/2052 (i)	219	196
Fannie Mae Pool #BU8729 2.00% 6/1/2052 (i)	2,852	2,236
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (i)	30	25
Fannie Mae Pool #BW2333 3.50% 6/1/2052 (i)	74	66
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (i)	1,750	1,618
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (i)	643	595
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (i)	20,933	17,176
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (i)	43	43
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (i)	41	41
Fannie Mae Pool #CB4145 5.50% 7/1/2052 (i)	37	37
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (i)	4,285	4,211
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (i)	89	89
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (i)	54	55
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (i)	28	28
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (i)	646	531
Capital Income Builder — Page 11 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW7332 3.50% 9/1/2052 (i)	USD197	$176
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (i)	113	107
Fannie Mae Pool #BW7372 5.50% 9/1/2052 (i)	90	90
Fannie Mae Pool #BX1322 5.50% 9/1/2052 (i)	51	51
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	2,209	1,738
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (i)	308	252
Fannie Mae Pool #BV6789 4.00% 10/1/2052 (i)	568	525
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (i)	42	41
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (i)	9,250	9,231
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (i)	8,392	8,384
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (i)	1,428	1,434
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (i)	352	352
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (i)	157	159
Fannie Mae Pool #BW9929 5.50% 10/1/2052 (i)	46	46
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (i)	30	31
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (i)	3,015	2,868
Fannie Mae Pool #BX4398 5.50% 11/1/2052 (i)	913	923
Fannie Mae Pool #BX1298 5.50% 11/1/2052 (i)	71	71
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (i)	13,019	13,021
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (i)	431	429
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (i)	388	387
Fannie Mae Pool #BX2464 5.50% 12/1/2052 (i)	208	208
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (i)	29	29
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (i)	20,034	19,051
Fannie Mae Pool #BX5626 5.50% 1/1/2053 (i)	4,096	4,084
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (i)	1,092	1,088
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (i)	28	28
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (i)	28	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (i)	37,538	38,184
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	20,944	20,895
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (i)	242	241
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (i)	106	106
Fannie Mae Pool #BX6545 6.00% 2/1/2053 (i)	28,853	29,324
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (i)	89	87
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (i)	5,137	5,127
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (i)	3,663	3,652
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	2,767	2,772
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (i)	80	72
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (i)	4,398	4,299
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (i)	42,904	42,779
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (i)	21,908	22,296
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (i)	1,110	1,134
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (i)	2,684	2,634
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (i)	30,734	30,641
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (i)	80,212	81,630
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (i)	172	168
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	129,643	129,254
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (i)	16,715	16,666
Fannie Mae Pool #BY4218 5.50% 6/1/2053 (i)	907	904
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (i)	41	41
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (i)	46,566	47,321
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (i)	31,923	32,386
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (i)	19,909	20,295
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (i)	14,735	15,083
Capital Income Builder — Page 12 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (i)	USD4,874	$4,953
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (i)	5,679	5,911
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (i)	2,050	2,123
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (i)	1,499	1,560
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (i)	5,824	5,536
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (i)	93	91
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	63	63
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (i)	25,802	26,214
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (i)	118,918	120,819
Fannie Mae Pool #CB7018 4.00% 9/1/2053 (i)	31	29
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (i)	1,250	1,246
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	99	99
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (i)	2,274	2,312
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (i)	71,845	74,667
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (i)	503	501
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (i)	828	841
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (i)	117	121
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (i)	849	847
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	52,508	53,396
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (i)	3,596	3,727
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (i)	759	788
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (i)	2,836	2,946
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (i)	15,628	16,142
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	1,186	1,233
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (i)	176	176
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,802	1,830
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (i)	4,741	4,728
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (i)	1,866	1,866
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (i)	648	663
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (i)	6	7
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	2	2
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (i)	2,403	2,397
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	3,608	3,685
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	1,283	1,302
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	407	414
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	374	383
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	1,123	1,120
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	276	277
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	11,992	12,168
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	5,015	5,097
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	3,388	3,452
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (i)	3,000	3,043
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	2,444	2,502
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	794	806
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	315	321
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	25	25
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	10,370	10,523
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (i)	2,678	2,724
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	1,454	1,475
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	1,297	1,325
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	1,067	1,085
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	630	640
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	586	595
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	521	532
Capital Income Builder — Page 13 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (i)	USD466	$473
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	154	157
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	138	141
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	123	126
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (i)	1,432	1,490
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	279	278
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	83	83
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	49	49
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	1,733	1,768
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (i)	1,683	1,707
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (i)	1,416	1,436
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (i)	725	735
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	10	10
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	1,441	1,463
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (i)	600	609
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (i)	442	448
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (i)	1,541	1,610
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (i)	115	103
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (i)	1,306	1,272
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (i)	7,236	7,215
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	1,000	995
Fannie Mae Pool #MA5549 3.50% 12/1/2054 (i)	3,959	3,543
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (i)	135	128
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (i)	115	112
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (i)	723	734
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	688	698
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (i)	502	509
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	419	425
Fannie Mae Pool #BU5259 6.50% 12/1/2054 (i)	5,456	5,664
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (i)	45,690	42,169
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (i)	977	927
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (i)	2,415	2,404
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (i)	3,585	3,637
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (i)	3,000	3,044
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (i)	1,457	1,478
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	7,386	7,494
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (i)	2,760	2,803
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (i)	44,976	47,293
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (i)	1,351	1,283
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	2,208	2,240
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (i)	1,425	1,352
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	6,822	6,922
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (i)	4,229	4,291
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	1,118	1,134
Fannie Mae Pool #DD9125 3.50% 5/1/2055 (i)	150	134
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (i)	3,772	3,481
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (i)	256	250
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	8,929	9,056
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (i)	1,000	1,015
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (i)	2,601	2,327
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	132	128
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (i)	1,000	1,015
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (i)	5,939	6,024
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (i)	3,522	3,573
Capital Income Builder — Page 14 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (i)	USD19,531	$19,810
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (i)	404	374
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (i)	31,538	32,361
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (i)	25,519	22,690
Fannie Mae Pool #BF0339 5.00% 1/1/2059 (i)	29,007	28,656
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (i)	20,928	21,061
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (i)	60,659	53,862
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (i)	47,487	45,290
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (i)	21,411	18,259
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (i)	16,047	13,425
Fannie Mae Pool #BF0647 3.00% 6/1/2062 (i)	17,350	14,698
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (i)	8,085	6,764
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (i)	33,997	29,884
Fannie Mae Pool #BF0763 3.50% 9/1/2063 (i)	6,834	6,060
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (i)	3,613	3,176
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (i)	619	568
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (i)	99	99
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.744% 7/25/2036 (g)(i)	355	352
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (i)	13	13
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (i)	30	31
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (g)(i)	2,226	2,179
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (i)	109	105
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (i)	350	301
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (i)	45	40
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (i)	77	70
Freddie Mac Pool #ZK3460 3.50% 8/1/2026 (i)	3	3
Freddie Mac Pool #RD5008 3.50% 9/1/2029 (i)	69	68
Freddie Mac Pool #ZS7148 3.50% 4/1/2030 (i)	4	4
Freddie Mac Pool #V62089 3.50% 6/1/2033 (i)	167	164
Freddie Mac Pool #ZS8716 3.50% 9/1/2033 (i)	132	129
Freddie Mac Pool #G18723 3.50% 2/1/2034 (i)	2,192	2,147
Freddie Mac Pool #ZT1799 3.50% 3/1/2034 (i)	308	301
Freddie Mac Pool #QN3000 1.50% 8/1/2035 (i)	162	144
Freddie Mac Pool #RC2555 2.50% 3/1/2037 (i)	83	77
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (i)	1,765	1,641
Freddie Mac Pool #SB8175 2.50% 9/1/2037 (i)	81	75
Freddie Mac Pool #QO1051 2.50% 11/1/2037 (i)	36	34
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (i)	155	144
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (i)	221	211
Freddie Mac Pool #A76884 5.00% 5/1/2038 (i)	141	140
Freddie Mac Pool #G04697 5.50% 9/1/2038 (i)	618	633
Freddie Mac Pool #SC0297 5.50% 10/1/2038 (i)	7	7
Freddie Mac Pool #A87873 5.00% 8/1/2039 (i)	2,236	2,239
Freddie Mac Pool #G06789 6.00% 5/1/2040 (i)	26	27
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (i)	1,605	1,378
Freddie Mac Pool #G06061 4.00% 10/1/2040 (i)	387	372
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (i)	10,225	8,737
Freddie Mac Pool #Q00232 4.50% 4/1/2041 (i)	3,575	3,535
Freddie Mac Pool #Q00850 4.50% 5/1/2041 (i)	122	121
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (i)	4,874	4,163
Freddie Mac Pool #G06841 5.50% 6/1/2041 (i)	1,197	1,225
Freddie Mac Pool #G08456 5.00% 7/1/2041 (i)	89	89
Freddie Mac Pool #G60546 4.00% 12/1/2042 (i)	3,253	3,124
Freddie Mac Pool #Q21442 4.50% 8/1/2043 (i)	278	272
Capital Income Builder — Page 15 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G60138 3.50% 8/1/2045 (i)	USD11,517	$10,653
Freddie Mac Pool #760014 4.033% 8/1/2045 (g)(i)	452	450
Freddie Mac Pool #G60279 4.00% 10/1/2045 (i)	3,327	3,142
Freddie Mac Pool #Q41088 4.00% 6/1/2046 (i)	7,792	7,341
Freddie Mac Pool #Q41905 4.00% 7/1/2046 (i)	2,751	2,593
Freddie Mac Pool #Q42626 4.00% 8/1/2046 (i)	2,896	2,730
Freddie Mac Pool #T65389 3.50% 9/1/2046 (i)	45	40
Freddie Mac Pool #Q44227 4.00% 9/1/2046 (i)	754	710
Freddie Mac Pool #Q49716 4.50% 8/1/2047 (i)	330	316
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (i)	2,208	2,017
Freddie Mac Pool #G08793 4.00% 12/1/2047 (i)	13,421	12,627
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (i)	276	267
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (i)	687	646
Freddie Mac Pool #Q55986 4.50% 5/1/2048 (i)	4,821	4,668
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	602	583
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (i)	116,569	113,059
Freddie Mac Pool #QA5741 3.00% 12/1/2049 (i)	2,506	2,200
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (i)	1,108	1,011
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (i)	454	373
Freddie Mac Pool #QB2937 2.00% 8/1/2050 (i)	783	613
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (i)	987	855
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (i)	11,403	9,868
Freddie Mac Pool #QB6698 2.00% 12/1/2050 (i)	42	33
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (i)	323	265
Freddie Mac Pool #QC0474 2.00% 4/1/2051 (i)	24	19
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (i)	1,000	820
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (i)	7,118	6,150
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (i)	957	786
Freddie Mac Pool #QC7439 2.00% 9/1/2051 (i)	945	742
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (i)	1,543	1,266
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (i)	6,792	5,870
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (i)	927	760
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (i)	616	505
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (i)	114	89
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (i)	7,518	6,498
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (i)	805	633
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (i)	908	778
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (i)	59,026	51,307
Freddie Mac Pool #RA6531 3.50% 1/1/2052 (i)	23	21
Freddie Mac Pool #RA6805 3.00% 2/1/2052 (i)	12,910	11,159
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (i)	4,188	3,283
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (i)	912	714
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (i)	85	67
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (i)	5,816	4,772
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (i)	307	253
Freddie Mac Pool #QD8423 2.50% 3/1/2052 (i)	286	236
Freddie Mac Pool #QD9657 2.50% 3/1/2052 (i)	28	23
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (i)	627	514
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (i)	1,026	842
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (i)	54,953	47,147
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (i)	31,865	27,306
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (i)	65,736	62,508
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (i)	11,693	10,031
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (i)	757	594
Capital Income Builder — Page 16 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (i)	USD723	$627
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (i)	41	41
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (i)	9,169	7,866
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (i)	14,696	14,183
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (i)	49,282	48,238
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (i)	2,706	2,651
Freddie Mac Pool #QE8785 5.50% 9/1/2052 (i)	2,007	1,998
Freddie Mac Pool #SD1831 5.50% 10/1/2052 (i)	1,790	1,798
Freddie Mac Pool #QF1113 5.50% 10/1/2052 (i)	1,440	1,444
Freddie Mac Pool #QF3150 5.50% 10/1/2052 (i)	1,236	1,243
Freddie Mac Pool #QF1433 5.50% 10/1/2052 (i)	33	33
Freddie Mac Pool #QF4983 5.00% 11/1/2052 (i)	66	64
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (i)	29,916	29,852
Freddie Mac Pool #QF3380 5.50% 11/1/2052 (i)	3,483	3,498
Freddie Mac Pool #QF2409 5.50% 11/1/2052 (i)	1,693	1,701
Freddie Mac Pool #QF2472 5.50% 11/1/2052 (i)	924	927
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (i)	20	20
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (i)	2,325	1,992
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (i)	17,077	16,242
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	4,439	4,344
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (i)	84	84
Freddie Mac Pool #QF6034 5.50% 12/1/2052 (i)	83	83
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (i)	445	366
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (i)	1,092	1,039
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (i)	116	116
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (i)	533	521
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (i)	9,975	9,942
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (i)	3,773	3,764
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (i)	3,235	3,224
Freddie Mac Pool #QF9106 5.50% 2/1/2053 (i)	941	937
Freddie Mac Pool #SD2402 6.00% 2/1/2053 (i)	14,599	14,957
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (i)	68	69
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (i)	2,404	2,398
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (i)	305	304
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (i)	4,134	4,057
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (i)	44,186	44,054
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (i)	10,554	10,519
Freddie Mac Pool #QG0657 5.50% 4/1/2053 (i)	3,150	3,149
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (i)	2,885	2,821
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (i)	1,185	1,181
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (i)	182,270	185,225
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (i)	812	829
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (i)	2,220	2,319
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (i)	303	296
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	92,673	92,497
Freddie Mac Pool #SD3505 6.00% 6/1/2053 (i)	32,495	32,995
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (i)	9,190	9,339
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (i)	6,720	6,865
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (i)	5,762	5,874
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (i)	3,974	4,068
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (i)	3,259	3,366
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (i)	4,657	4,840
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (i)	4,016	4,173
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (i)	3,799	3,975
Capital Income Builder — Page 17 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (i)	USD3,763	$3,934
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (i)	2,620	2,744
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (i)	2,059	2,150
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (i)	1,296	1,342
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (i)	1,134	1,198
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	23	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	200	200
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (i)	10,460	10,621
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	319	327
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	146	149
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (i)	109	89
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (i)	248	248
Freddie Mac Pool #RA9865 6.50% 9/1/2053 (i)	44,328	46,218
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (i)	9,821	8,426
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (i)	15,130	15,080
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (i)	318	323
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (i)	57,229	55,915
Freddie Mac Pool #QH3557 6.50% 11/1/2053 (i)	3,436	3,582
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	394	408
Freddie Mac Pool #SD4583 3.50% 12/1/2053 (i)	221	198
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (i)	67	53
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (i)	6,555	6,659
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (i)	4,382	4,454
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (i)	466	483
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (i)	17	18
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (i)	— (c)	— (c)
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	318	317
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	14,357	14,575
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	12,249	12,202
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (i)	1,342	1,345
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (i)	992	989
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (i)	3,331	3,404
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	187	190
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (i)	25,137	25,189
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (i)	486	493
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	234	239
Freddie Mac Pool #SD5334 7.00% 5/1/2054 (i)	82,543	86,796
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (i)	6,948	6,780
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	878	879
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (i)	42	43
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (i)	82	85
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (i)	1,881	1,874
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	559	557
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	7,392	7,584
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	5,181	5,266
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (i)	3,831	3,888
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	2,038	2,072
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	1,373	1,405
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	794	806
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	545	554
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	336	342
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (i)	320	331
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (i)	1,893	1,888
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	1,200	1,198
Capital Income Builder — Page 18 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	USD1,090	$1,088
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	199	199
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	28	28
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	4,534	4,600
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (i)	1,893	1,938
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	1,484	1,509
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	816	832
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (i)	792	803
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	503	510
Freddie Mac Pool #QJ0780 6.00% 8/1/2054 (i)	234	237
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	27,800	27,719
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	11,690	11,714
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	10,513	10,489
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	568	566
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	2,819	2,867
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	1,539	1,569
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	1,430	1,464
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	1,337	1,368
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	861	876
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	845	857
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (i)	484	491
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (i)	1,472	1,523
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	1,020	1,059
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	520	538
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (i)	192	187
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	2,014	2,005
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (i)	233	233
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (i)	404	418
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (i)	14,337	13,236
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (i)	6,497	6,171
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	3,954	3,852
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (i)	279	272
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (i)	4,799	4,780
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	1,322	1,316
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (i)	1,485	1,507
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (i)	244	225
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (i)	11,773	11,177
Freddie Mac Pool #SD7470 4.50% 12/1/2054 (i)	11,338	10,938
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (i)	1,773	1,727
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (i)	6,172	6,144
Freddie Mac Pool #QX2925 6.00% 1/1/2055 (i)	8,507	8,628
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (i)	793	804
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (i)	325	329
Freddie Mac Pool #SD8510 3.50% 2/1/2055 (i)	3,510	3,141
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (i)	2,876	2,730
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (i)	4,643	4,621
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	6,736	6,834
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (i)	5,626	5,741
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (i)	350	355
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (i)	273	276
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (i)	53	47
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (i)	327	326
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (i)	2,299	2,332
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (i)	2,000	2,033
Capital Income Builder — Page 19 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	USD1,000	$1,014
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (i)	1,982	1,829
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	111	108
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (i)	17,200	17,446
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (i)	675	685
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (i)	425	431
Freddie Mac Pool #QY3014 4.00% 5/1/2055 (i)	1,091	1,007
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (i)	236	230
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (i)	9,788	9,742
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	8,674	8,798
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (i)	26	26
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (i)	585	523
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (i)	440	406
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	741	721
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (i)	111	111
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	303	307
Freddie Mac Pool #RQ0036 3.50% 7/1/2055 (i)	453	405
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (i)	343	307
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (i)	73,212	74,258
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	1,868	1,895
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (i)	1,627	1,651
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (i)	6,769	6,866
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (i)	211	212
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026 (i)	3,312	3,272
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027 (g)(i)	4,390	4,316
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027 (i)	4,360	4,270
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027 (i)	4,810	4,711
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027 (i)	2,350	2,303
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027 (g)(i)	8,725	8,535
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (g)(i)	13,801	13,693
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026 (i)	2	2
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036 (i)	28	25
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (i)	491	395
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (i)	186	167
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036 (i)	338	285
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (i)	54	48
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (i)	47	41
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (i)	7,514	6,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (i)	1,510	1,326
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (i)	7,036	6,545
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (g)(i)	6,796	6,333
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (i)	7,909	6,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (g)(i)	11,514	10,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (i)	6,528	5,845
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (i)	11,185	10,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (i)	8,780	8,433
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (i)	8,047	7,146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (i)	3,765	3,317
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (i)	1,006	965
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (i)	3,165	2,796
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (i)	1,939	1,720
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (i)	22,816	21,072
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (i)	486	471
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (i)	28,670	27,032
Capital Income Builder — Page 20 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 8/1/2055 (i)(j)	USD259	$233
Government National Mortgage Assn. 4.00% 8/1/2055 (i)(j)	1,193	1,099
Government National Mortgage Assn. 5.50% 8/1/2055 (i)(j)	1,899	1,894
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037 (i)	354	348
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039 (i)	66	69
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (i)	613	646
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (i)	762	780
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040 (i)	573	565
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (i)	750	750
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041 (i)	329	345
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (i)	779	751
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045 (i)	847	823
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045 (i)	1,163	1,128
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048 (i)	3,317	3,030
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048 (i)	312	310
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048 (i)	76	76
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (i)	428	415
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049 (i)	725	702
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049 (i)	886	882
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (i)	1,556	1,507
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (i)	8,910	8,856
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (i)	5,426	5,393
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (i)	708	639
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (i)	211	190
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (i)	234,624	218,110
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (i)	22,655	21,057
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (i)	16,672	15,508
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (i)	10,732	9,967
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (i)	15,622	15,328
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (i)	10,732	10,232
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (i)	85,699	83,896
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (i)	6,828	6,304
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (i)	222	200
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (i)	1,373	1,304
Government National Mortgage Assn. Pool #795485 4.491% 7/20/2062 (i)	6	6
Government National Mortgage Assn. Pool #AG8088 4.778% 3/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8117 4.916% 4/20/2064 (i)	2	2
Government National Mortgage Assn. Pool #AG8193 4.778% 9/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8207 4.778% 11/20/2064 (i)	1	1
Government National Mortgage Assn. Pool #AG8244 4.778% 1/20/2065 (i)	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035 (i)	235	208
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037 (i)	275	225
Uniform Mortgage-Backed Security 2.50% 8/1/2040 (i)(j)	56,329	52,318
Uniform Mortgage-Backed Security 2.50% 9/1/2040 (i)(j)	14,709	13,666
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (i)(j)	20,891	16,348
Uniform Mortgage-Backed Security 2.50% 8/1/2055 (i)(j)	20,422	16,737
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (i)(j)	72,425	61,993
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (i)(j)	24,127	21,557
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (i)(j)	661	609
Uniform Mortgage-Backed Security 4.50% 8/1/2055 (i)(j)	3	3
Uniform Mortgage-Backed Security 5.00% 8/1/2055 (i)(j)	15,396	14,987
Uniform Mortgage-Backed Security 5.50% 8/1/2055 (i)(j)	262	261
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (i)(j)	38,068	38,600
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (i)(j)	51,383	53,005
Capital Income Builder — Page 21 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 9/1/2055 (i)(j)	USD18,338	$14,355
Uniform Mortgage-Backed Security 2.50% 9/1/2055 (i)(j)	44,278	36,301
Uniform Mortgage-Backed Security 3.50% 9/1/2055 (i)(j)	68,731	61,317
Uniform Mortgage-Backed Security 4.00% 9/1/2055 (i)(j)	36,401	33,562
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (i)(j)	20,552	21,181
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (i)(j)	233,254	244,762
		5,360,016
Commercial mortgage-backed securities 0.37%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.085% 6/15/2040 (f)(g)(i)	2,840	2,861
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.034% 7/15/2041 (f)(g)(i)	447	449
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.623% 3/15/2056 (g)(i)	5,216	5,401
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (i)	637	657
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (g)(i)	312	319
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (g)(i)	699	728
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029 (i)	1,718	1,795
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (i)	475	416
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056 (i)	6,364	6,580
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (g)(i)	652	683
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (i)	504	524
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (g)(i)	69	71
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (i)	291	300
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057 (g)(i)	780	802
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (g)(i)	132	135
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (g)(i)	224	222
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (g)(i)	193	196
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.714% 6/15/2041 (f)(g)(i)	1,996	2,001
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.263% 8/15/2041 (f)(g)(i)	4,000	4,024
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.34%) 6.682% 8/15/2041 (f)(g)(i)	1,000	1,007
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.181% 8/15/2041 (f)(g)(i)	2,000	2,017
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.635% 12/15/2039 (f)(g)(i)	2,706	2,717
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.784% 11/15/2026 (f)(g)(i)	2,474	2,485
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.457% 6/15/2027 (f)(g)(i)	31,020	31,247
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.784% 4/15/2029 (f)(g)(i)	2,295	2,305
BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.803% 7/15/2029 (f)(g)(i)	750	751
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.883% 5/15/2034 (f)(g)(i)	436	437
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.156% 9/15/2036 (f)(g)(i)	53,716	53,629
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.355% 10/15/2036 (f)(g)(i)	26,562	26,562
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.102% 10/15/2036 (f)(g)(i)	3,984	3,986
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.351% 10/15/2036 (f)(g)(i)	1,380	1,381
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.833% 4/15/2037 (f)(g)(i)	9,096	9,110
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.126% 6/15/2038 (f)(g)(i)	6,112	6,111
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.556% 6/15/2038 (f)(g)(i)	862	862
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.856% 6/15/2038 (f)(g)(i)	3,272	3,272
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.706% 11/15/2038 (f)(g)(i)	1,711	1,710
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.956% 11/15/2038 (f)(g)(i)	336	336
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.306% 11/15/2038 (f)(g)(i)	961	960
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.033% 8/15/2039 (f)(g)(i)	5,503	5,529
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)	3,613	3,647
Capital Income Builder — Page 22 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.884% 11/15/2041 (f)(g)(i)	USD2,898	$2,909
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(i)	2,761	2,823
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.233% 7/15/2041 (f)(g)(i)	1,135	1,139
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (f)(g)(i)	1,475	1,476
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	22,540	23,144
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (f)(g)(i)	51,770	52,329
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040 (f)(g)(i)	680	715
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040 (f)(g)(i)	1,031	1,054
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(g)(i)	1,312	1,312
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (f)(g)(i)	4,599	4,634
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (f)(g)(i)	4,579	4,614
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039 (f)(g)(i)	880	886
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.536% 7/15/2038 (f)(g)(i)	9,003	9,016
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.156% 7/15/2038 (f)(g)(i)	1,030	1,033
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.706% 7/15/2038 (f)(g)(i)	1,079	1,082
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (f)(i)	6,870	6,801
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.792% 12/15/2029 (f)(g)(i)	2,667	2,675
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (f)(i)	3,231	3,300
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.153% 8/15/2039 (f)(g)(i)	4,000	4,016
FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 7.281% 8/15/2039 (f)(g)(i)	1,000	1,003
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.033% 5/15/2041 (f)(g)(i)	3,164	3,183
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (f)(g)(i)	3,831	3,829
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.735% 3/15/2042 (f)(g)(i)	15,965	15,987
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.382% 3/15/2042 (f)(g)(i)	211	211
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.903% 3/15/2042 (f)(g)(i)	407	408
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.632% 3/15/2042 (f)(g)(i)	735	721
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.883% 5/15/2037 (f)(g)(i)	750	751
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (f)(g)(i)	591	597
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)	23,783	24,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(i)	871	779
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(g)(i)	219	187
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.935% 11/15/2039 (f)(g)(i)	921	924
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.884% 12/15/2039 (f)(g)(i)	4,620	4,626
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.35% 11/25/2053 (f)(g)(i)	307	321
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.85% 11/25/2053 (f)(g)(i)	1,350	1,532
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.75% 5/25/2055 (f)(g)(i)	2,290	2,301
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (f)(g)(i)	1,532	1,581
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (f)(g)(i)	370	379
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (f)(g)(i)	427	434
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.734% 5/15/2039 (f)(g)(i)	2,832	2,835
Capital Income Builder — Page 23 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.083% 5/15/2039 (f)(g)(i)	USD486	$486
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 6.292% 10/15/2041 (f)(g)(i)	3,000	3,005
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.187% 11/15/2038 (f)(g)(i)	30,249	30,257
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.785% 11/15/2038 (f)(g)(i)	871	871
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.785% 3/15/2042 (f)(g)(i)	3,587	3,575
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (i)	5,186	5,419
		423,789
Collateralized mortgage-backed obligations (privately originated) 0.21%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(i)(k)	1,945	1,944
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	8,378	7,515
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.846% 1/25/2034 (g)(i)	272	216
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (f)(g)(i)	631	618
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (f)(i)(k)	889	891
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (f)(i)(k)	896	898
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (f)(g)(i)	675	665
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (f)(g)(i)	136	135
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	291	289
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	1,882	1,837
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (f)(i)(k)	918	900
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	12,829	12,146
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (f)(g)(i)	2,089	2,067
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(i)(k)	857	856
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.25% 6/25/2043 (f)(g)(i)	8,725	8,815
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.45% 5/25/2044 (f)(g)(i)	153	153
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (i)	69	71
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (i)	60	61
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (i)	58	59
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(i)	371	357
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.50% 9/25/2042 (f)(g)(i)	959	966
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.05% 9/25/2042 (f)(g)(i)	5,838	6,137
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.35% 10/25/2044 (f)(g)(i)	558	558
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.40% 10/25/2044 (f)(g)(i)	539	540
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(k)	117	118
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	5,452	5,396
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (f)(i)(k)	11,844	11,874
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(g)(i)	45,617	45,930
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (f)(g)(i)	2,000	1,980
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051 (f)(g)(i)	653	607
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051 (f)(g)(i)	681	633
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (f)(g)(i)	356	359
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	1,536	1,536
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (f)(i)(k)	6,360	6,358
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (f)(g)(i)	37	36
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(k)	240	242
Capital Income Builder — Page 24 of 55

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (f)(i)(k)	USD1,625	$1,624
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(i)(k)	324	323
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (f)(i)(k)	7,449	7,496
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(k)	5,941	5,990
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(k)	464	468
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (f)(i)(k)	2,643	2,650
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (f)(i)(k)	2,078	2,080
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (f)(i)	3,419	3,196
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (f)(i)	1,356	1,290
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (f)(i)	2,244	2,106
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (f)(i)(k)	12,536	12,002
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.006% 5/25/2055 (f)(g)(i)	400	393
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (f)(g)(i)	952	937
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (f)(g)(i)	988	980
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (f)(g)(i)	385	383
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (f)(g)(i)	279	272
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	392	384
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (f)(g)(i)	758	749
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	848	837
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	104	102
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	48,504	43,866
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.078% 7/25/2065 (f)(g)(i)	327	331
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(f)	5,473	5,473
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	19,478	18,963
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	943	943
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(i)	2,672	2,669
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(i)(k)	568	572
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(k)	192	194
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (f)(i)(k)	704	700
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (f)(g)(i)	214	214
		241,950
Total mortgage-backed obligations		6,025,755
Corporate bonds, notes & loans 2.60% Financials 0.48%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,594
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(g)(l)	8,195	8,133
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (k)	EUR2,000	2,457
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (f)(k)	USD450	475
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026) (k)	EUR1,000	1,142
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (k)	3,040	3,862
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (k)	1,060	1,296
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (k)	3,000	3,490
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (k)	USD4,000	4,086
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	1,358	1,385
American International Group, Inc. 4.85% 5/7/2030	174	176
American International Group, Inc. 5.45% 5/7/2035	529	541
Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,800	1,817
Athene Global Funding 4.86% 8/27/2026 (f)	2,500	2,509
Athene Holding, Ltd. 6.625% 5/19/2055	650	669
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (k)	1,214	1,186
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	5,479	4,780
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	1,200	1,046
Capital Income Builder — Page 25 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (k)	USD10,000	$10,251
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	4,182	4,281
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032) (k)	5,000	4,584
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	3,041	3,098
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	1,779	1,815
BlackRock Funding, Inc. 5.25% 3/14/2054	1,801	1,714
Block, Inc. 6.50% 5/15/2032	6,835	7,018
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	10,000	10,579
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (f)(k)	2,000	2,011
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (f)(k)	3,500	3,705
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(k)	4,079	4,156
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (f)(k)	3,750	3,849
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (f)(k)	2,650	2,788
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (f)(k)	3,054	3,154
Brown & Brown, Inc. 4.60% 12/23/2026	5,000	5,010
Brown & Brown, Inc. 4.70% 6/23/2028	1,875	1,882
Brown & Brown, Inc. 4.90% 6/23/2030	982	986
Brown & Brown, Inc. 5.25% 6/23/2032	2,418	2,447
Brown & Brown, Inc. 5.55% 6/23/2035	8,547	8,644
Brown & Brown, Inc. 6.25% 6/23/2055	6,150	6,308
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(k)	2,325	2,409
CaixaBank SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (k)	EUR2,000	2,428
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (f)(k)	USD1,350	1,394
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (f)(k)	6,875	6,893
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (f)(k)	575	603
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (f)(k)	1,870	1,881
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (k)	3,000	2,999
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (k)	1,272	1,273
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (k)	1,000	1,023
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	1,741	1,797
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (k)	1,750	1,869
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	4,069	4,241
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (k)	538	570
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,040
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,097
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,773
Citibank, NA 4.914% 5/29/2030	375	381
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (k)	4,000	4,039
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (k)	8,537	7,649
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,028	3,043
Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029) (k)	3,000	3,076
Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034) (k)	2,000	2,083
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (k)	2,120	2,190
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	495	511
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	8,700	8,193
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	2,400	2,150
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	2,210	2,055
Corebridge Global Funding 5.35% 6/24/2026 (f)	2,500	2,518
Corebridge Global Funding 5.20% 6/24/2029 (f)	3,000	3,060
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025) (f)(k)	3,000	3,005
Capital Income Builder — Page 26 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	USD1,700	$1,781
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	2,818	3,000
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (k)	3,000	3,026
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (k)	2,100	2,096
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (k)	EUR3,200	3,990
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (k)	955	1,127
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (k)	8,692	10,611
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (k)	USD175	177
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	703	707
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	3,500	3,522
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (k)	750	779
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	3,000	2,999
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (k)	12,500	11,242
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (k)	5,250	5,503
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (k)	61	44
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (k)	666	508
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (k)	13,000	13,064
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029) (k)	1,000	1,047
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034) (k)	2,000	1,983
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (k)	5,000	4,995
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	4,128	3,657
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	4,173	4,201
Jane Street Group, LLC 6.125% 11/1/2032 (f)	3,000	2,979
Jane Street Group, LLC 6.75% 5/1/2033 (f)	475	486
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,849	1,864
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	4,850	4,937
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	768	766
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	2,128	2,131
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	1,000	1,037
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (k)	1,000	1,017
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	1,000	1,022
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (k)	1,000	1,023
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	1,520	1,319
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (k)	10,763	9,673
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	4,312	4,455
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (k)	10,000	10,010
Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,360
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (k)	29	31
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,000	1,996
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,910
Mastercard, Inc. 4.55% 1/15/2035	1,009	986
Metropolitan Life Global Funding I 5.05% 6/11/2027 (f)	3,000	3,037
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,038
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (k)	1,100	1,111
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	750	759
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	500	501
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	1,350	1,383
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (k)	1,264	1,292
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (k)	900	922
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (k)	1,975	2,001
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (k)	1,600	1,643
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (k)	6,175	6,371
Capital Income Builder — Page 27 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033) (k)	USD2,000	$2,064
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (k)	3,687	3,808
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	11,150	10,931
Nasdaq, Inc. 5.55% 2/15/2034	871	904
Navient Corp. 6.75% 6/15/2026	2,000	2,021
Navient Corp. 5.00% 3/15/2027	6,000	5,939
Navient Corp. 4.875% 3/15/2028	8,410	8,214
Navient Corp. 5.50% 3/15/2029	1,590	1,557
Navient Corp. 9.375% 7/25/2030	1,007	1,101
Navient Corp. 5.625% 8/1/2033	4,860	4,384
Northwestern Mutual Global Funding 4.11% 9/12/2027 (f)	3,000	2,992
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,225
OneMain Finance Corp. 7.50% 5/15/2031	3,215	3,354
OneMain Finance Corp. 7.125% 11/15/2031	4,095	4,231
OneMain Finance Corp. 7.125% 9/15/2032	755	779
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	2,095	2,122
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	220	224
Osaic Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.343% 7/17/2032 (g)(l)	5,115	5,124
Oxford Finance, LLC 6.375% 2/1/2027 (f)	2,415	2,411
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026) (k)	EUR1,000	1,178
Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026) (k)	2,000	2,324
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (k)	2,000	2,485
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (k)	1,090	1,392
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (k)	970	1,182
PNC Bank, National Association 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	USD3,996	4,039
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (k)	3,000	3,191
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (k)	7,800	8,716
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (k)	46	48
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (k)	2,975	3,024
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	5,020	5,150
Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027) (k)	3,000	3,002
Royal Bank of Canada 4.498% 8/6/2029 (USD-SOFR + 0.89% on 8/6/2028) (k)	3,000	3,003
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (k)	1,066	1,067
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (k)	1,000	1,020
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	1,770	1,776
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (f)(k)	1,000	972
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (k)	1,250	1,259
Synchrony Financial 7.25% 2/2/2033	2,500	2,628
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (k)	1,100	1,104
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,200	1,211
Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,107
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (k)	1,655	1,684
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (k)	1,000	1,001
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (k)	840	879
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (k)	1,008	1,043
U.S. Bancorp 3.15% 4/27/2027	4,000	3,926
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (k)	1,000	1,016
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (k)	5,000	5,091
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (k)	2,000	2,097
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (k)	6,150	6,074
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (k)	25	26
Capital Income Builder — Page 28 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (k)	USD1,600	$1,659
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	2,000	2,037
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028) (f)(k)	3,500	3,668
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (f)(k)	2,000	2,146
Voyager Parent, LLC 9.25% 7/1/2032 (f)	4,000	4,234
Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027) (k)	3,000	3,016
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	1,000	1,020
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (k)	1,000	1,021
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (k)	10,000	9,157
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	9,204	9,483
		555,827
Energy 0.39%
3R Lux SARL 9.75% 2/5/2031 (f)	785	811
AI Candelaria (Spain) SA 7.50% 12/15/2028 (f)	280	281
AI Candelaria (Spain) SA 5.75% 6/15/2033 (f)	1,495	1,291
Antero Resources Corp. 7.625% 2/1/2029 (f)	1,000	1,025
APA Corp. 4.25% 1/15/2030 (f)	16,930	16,227
APA Corp. 5.25% 2/1/2042 (f)	182	142
APA Corp. 5.35% 7/1/2049 (f)	1,615	1,292
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	510	517
Baytex Energy Corp. 8.50% 4/30/2030 (f)	275	280
Baytex Energy Corp. 7.375% 3/15/2032 (f)	2,080	2,013
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	2,350	2,257
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	3,013	2,847
Cenovus Energy, Inc. 5.25% 6/15/2037	395	372
Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,603
Chord Energy Corp. 6.75% 3/15/2033 (f)	2,000	2,042
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	3,070	3,039
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	1,675	1,725
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	490	500
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	1,210	1,226
Civitas Resources, Inc. 9.625% 6/15/2033 (f)	915	942
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,000	2,001
CNX Resources Corp. 7.25% 3/1/2032 (f)	585	604
ConocoPhillips Co. 5.55% 3/15/2054	1,500	1,427
Crescent Energy Finance, LLC 9.25% 2/15/2028 (f)	2,548	2,648
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	2,280	2,230
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,395	1,336
Devon Energy Corp. 5.75% 9/15/2054	3,559	3,191
Diamondback Energy, Inc. 5.15% 1/30/2030	418	426
Diamondback Energy, Inc. 5.40% 4/18/2034	2,436	2,443
Diamondback Energy, Inc. 5.55% 4/1/2035	848	854
Diamondback Energy, Inc. 5.75% 4/18/2054	1,187	1,104
Diamondback Energy, Inc. 5.90% 4/18/2064	432	399
Ecopetrol SA 7.75% 2/1/2032	1,500	1,495
Ecopetrol SA 8.875% 1/13/2033	1,440	1,511
Ecopetrol SA 8.375% 1/19/2036	1,220	1,206
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,304
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (f)	5,610	5,259
Eni SpA 5.50% 5/15/2034 (f)	541	546
Eni SpA 5.75% 5/19/2035 (f)	1,047	1,069
Capital Income Builder — Page 29 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Eni SpA 5.95% 5/15/2054 (f)	USD2,027	$1,956
EOG Resources, Inc. 4.40% 7/15/2028	369	370
EOG Resources, Inc. 5.00% 7/15/2032	3,000	3,024
EOG Resources, Inc. 5.35% 1/15/2036	3,000	3,024
EOG Resources, Inc. 5.65% 12/1/2054	6,559	6,383
EOG Resources, Inc. 5.95% 7/15/2055	4,000	4,043
EQT Corp. 7.50% 6/1/2027 (f)	2,000	2,036
EQT Corp. 4.50% 1/15/2029 (f)	2,116	2,091
EQT Corp. 7.00% 2/1/2030	15,000	16,233
Equinor ASA 3.625% 9/10/2028	13,165	12,930
Equinor ASA 3.25% 11/18/2049	7,583	5,300
Expand Energy Corp. 5.375% 2/1/2029	1,705	1,708
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,431
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,413
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (f)	445	453
Harbour Energy PLC 5.50% 10/15/2026 (f)	4,000	3,989
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	785	799
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	4,000	4,020
Hilcorp Energy I, LP 5.75% 2/1/2029 (f)	665	654
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	3,260	3,209
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	450	435
Hilcorp Energy I, LP 6.25% 4/15/2032 (f)	5,125	4,924
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	1,170	1,222
Hilcorp Energy I, LP 6.875% 5/15/2034 (f)	3,000	2,891
Kinetik Holdings, LP 6.625% 12/15/2028 (f)	1,515	1,551
Kinetik Holdings, LP 5.875% 6/15/2030 (f)	2,000	2,003
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (f)	375	368
Leviathan Bond, Ltd. 6.75% 6/30/2030 (f)	1,615	1,599
Matador Resources Co. 6.875% 4/15/2028 (f)	950	966
Matador Resources Co. 6.50% 4/15/2032 (f)	2,090	2,098
Matador Resources Co. 6.25% 4/15/2033 (f)	2,125	2,111
MEG Energy Corp. 5.875% 2/1/2029 (f)	8,000	8,023
Modec Finance BV 7.84% 7/15/2026 (b)(m)	2,000	2,023
Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,010
Murphy Oil Corp. 6.00% 10/1/2032	810	778
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	765	758
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	765	614
NFE Financing, LLC 12.00% 11/15/2029 (f)	36,503	12,968
Noble Finance II, LLC 8.00% 4/15/2030 (f)	3,305	3,374
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	1,000	1,029
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,175
Occidental Petroleum Corp. 5.55% 10/1/2034	3,805	3,735
Occidental Petroleum Corp. 4.625% 6/15/2045	1,500	1,140
Occidental Petroleum Corp. 6.60% 3/15/2046	4,000	3,956
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,476
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,157
Occidental Petroleum Corp. 6.05% 10/1/2054	3,000	2,745
ONEOK, Inc. 5.65% 11/1/2028	500	516
Permian Resources Operating, LLC 5.875% 7/1/2029 (f)	5,000	5,007
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	544	593
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	6,665	6,888
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	5,000	5,034
Petroleos Mexicanos 6.875% 10/16/2025	17,500	17,529
Petroleos Mexicanos 4.50% 1/23/2026	8,532	8,469
Capital Income Builder — Page 30 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.875% 8/4/2026	USD6,000	$6,028
Petroleos Mexicanos 6.50% 3/13/2027	42,321	42,364
Petroleos Mexicanos 5.35% 2/12/2028	8,150	7,951
Petroleos Mexicanos 6.50% 1/23/2029	9,000	8,979
Petroleos Mexicanos 8.75% 6/2/2029	11,800	12,443
Petroleos Mexicanos 6.84% 1/23/2030	1,853	1,825
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,706
Petroleos Mexicanos 6.50% 6/2/2041	78	62
Petroleos Mexicanos 6.375% 1/23/2045	30	23
Petroleos Mexicanos 6.75% 9/21/2047	1,264	980
Petroleos Mexicanos 6.35% 2/12/2048	44	34
Petroleos Mexicanos 7.69% 1/23/2050	2,325	1,972
Petroleos Mexicanos 6.95% 1/28/2060	310	239
Pluspetrol SA 8.50% 5/30/2032 (f)	1,490	1,524
Raizen Fuels Finance SA 6.70% 2/25/2037 (f)	1,695	1,654
Range Resources Corp. 4.75% 2/15/2030 (f)	445	433
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	6,150	5,792
Saudi Arabian Oil Co. 5.875% 7/17/2064 (f)	4,000	3,727
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (f)	517	519
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (f)	513	513
Sunoco, LP 6.00% 4/15/2027	1,000	1,000
Sunoco, LP 7.00% 9/15/2028 (f)	2,000	2,062
Sunoco, LP 7.00% 5/1/2029 (f)	935	969
Sunoco, LP 4.50% 5/15/2029	1,700	1,649
Sunoco, LP 7.25% 5/1/2032 (f)	1,080	1,133
Sunoco, LP 6.25% 7/1/2033 (f)	2,320	2,351
Talos Production, Inc. 9.00% 2/1/2029 (f)	735	754
Talos Production, Inc. 9.375% 2/1/2031 (f)	645	658
Targa Resources Corp. 5.65% 2/15/2036	1,325	1,334
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.798% 5/16/2067 (g)	1,000	922
USA Compression Partners, LP 7.125% 3/15/2029 (f)	1,020	1,043
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	3,000	2,834
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	3,161	3,249
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	3,485	3,222
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (f)	5,000	4,367
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	1,250	1,294
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	1,250	1,351
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	6,880	7,082
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	3,095	3,395
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	4,520	4,653
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (f)	2,000	2,054
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	13,947	14,339
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (f)	665	663
		449,862
Communication services 0.32%
Alphabet, Inc. 5.25% 5/15/2055	116	114
Alphabet, Inc. 5.30% 5/15/2065	1,167	1,134
America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	6,949
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,321
AT&T, Inc. 3.50% 9/15/2053	1,227	827
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,475	1,403
CCO Holdings, LLC 4.50% 6/1/2033 (f)	18,325	16,289
CCO Holdings, LLC 4.25% 1/15/2034 (f)	21,575	18,609
Capital Income Builder — Page 31 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 3.50% 3/1/2042	USD5,675	$3,995
Charter Communications Operating, LLC 4.80% 3/1/2050	1,035	803
Charter Communications Operating, LLC 3.70% 4/1/2051	6,469	4,179
Charter Communications Operating, LLC 3.90% 6/1/2052	12,281	8,149
Charter Communications Operating, LLC 5.25% 4/1/2053	4,046	3,338
Comcast Corp. 2.65% 2/1/2030	18,000	16,669
Comcast Corp. 5.65% 6/1/2054	3,691	3,547
Connect Finco SARL 9.00% 9/15/2029 (f)	11,600	11,728
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.856% 9/27/2029 (g)(l)	4,000	3,926
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	13,000	12,937
Discovery Communications, LLC 3.95% 3/20/2028	1,604	1,545
DISH Network Corp. 11.75% 11/15/2027 (f)	49,091	51,185
Embarq, LLC 7.995% 6/1/2036	725	358
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	1,425	1,440
Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,909
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	20,000	20,254
Gray Media, Inc. 10.50% 7/15/2029 (f)	3,370	3,649
Gray Media, Inc. 9.625% 7/15/2032 (f)	3,995	4,033
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.443% 12/1/2028 (g)(l)	10,752	10,742
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.579% 6/4/2029 (g)(l)	33	33
Meta Platforms, Inc. 4.45% 8/15/2052	4,500	3,787
Meta Platforms, Inc. 5.40% 8/15/2054	3,090	2,988
Paramount Global 6.875% 4/30/2036	2,000	2,082
Paramount Global 4.375% 3/15/2043	3,000	2,272
Paramount Global 4.95% 5/19/2050	6,000	4,634
SBA Tower Trust 1.631% 11/15/2026 (f)	22,469	21,634
Sirius XM Radio, LLC 3.125% 9/1/2026 (f)	1,825	1,786
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	3,175	3,143
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,775	6,453
Sirius XM Radio, LLC 5.50% 7/1/2029 (f)	325	321
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	685	626
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	2,850	2,517
Snap, Inc. 6.875% 3/1/2033 (f)	2,500	2,565
TEGNA, Inc. 5.00% 9/15/2029	1,975	1,900
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,884
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,701
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,643
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,384
T-Mobile USA, Inc. 5.30% 5/15/2035	500	504
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,074
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,320
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	4,806
Univision Communications, Inc. 7.375% 6/30/2030 (f)	2,515	2,504
Univision Communications, Inc. 9.375% 8/1/2032 (f)	675	701
Verizon Communications, Inc. 2.55% 3/21/2031	10,265	9,196
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,620
Verizon Communications, Inc. 2.875% 11/20/2050	1,163	721
Verizon Communications, Inc. 2.987% 10/30/2056	2,971	1,783
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,264	1,240
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	20,001	18,793
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	3,000	2,008
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	111	69
		373,724
Capital Income Builder — Page 32 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.27%	Principal amount (000)	Value (000)
AbbVie, Inc. 4.95% 3/15/2031	USD1,155	$1,179
AbbVie, Inc. 5.05% 3/15/2034	12,675	12,840
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,396
AbbVie, Inc. 5.40% 3/15/2054	3,725	3,592
AbbVie, Inc. 5.50% 3/15/2064	250	241
Amgen, Inc. 5.25% 3/2/2030	2,950	3,032
Amgen, Inc. 4.20% 3/1/2033	8,000	7,681
Amgen, Inc. 5.25% 3/2/2033	8,000	8,163
Amgen, Inc. 5.60% 3/2/2043	8,000	7,907
Amgen, Inc. 4.40% 5/1/2045	2,000	1,692
Amgen, Inc. 4.875% 3/1/2053	2,825	2,447
Amgen, Inc. 5.65% 3/2/2053	6,000	5,806
Amgen, Inc. 5.75% 3/2/2063	3,800	3,648
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	282
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,325	3,371
Baxter International, Inc. 3.132% 12/1/2051	2,500	1,577
Bayer US Finance, LLC 6.50% 11/21/2033 (f)	880	940
Bayer US Finance, LLC 6.875% 11/21/2053 (f)	1,241	1,320
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,000	1,029
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,730	3,811
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	319
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,575	7,332
Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,425	1,378
Centene Corp. 3.00% 10/15/2030	2,590	2,257
Centene Corp. 2.50% 3/1/2031	896	753
Centene Corp. 2.625% 8/1/2031	4,054	3,388
CVS Health Corp. 5.40% 6/1/2029	2,000	2,054
CVS Health Corp. 5.55% 6/1/2031	2,467	2,556
CVS Health Corp. 5.25% 2/21/2033	2,000	2,006
CVS Health Corp. 5.70% 6/1/2034	1,066	1,092
CVS Health Corp. 6.00% 6/1/2044	12,000	11,826
CVS Health Corp. 5.625% 2/21/2053	5,350	4,919
CVS Health Corp. 5.875% 6/1/2053	533	506
CVS Health Corp. 6.05% 6/1/2054	8,000	7,824
CVS Health Corp. 6.00% 6/1/2063	410	392
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (k)	5,000	5,017
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030) (k)	5,000	5,157
DaVita, Inc. 4.625% 6/1/2030 (f)	4,000	3,817
DaVita, Inc. 3.75% 2/15/2031 (f)	1,000	908
DaVita, Inc. 6.75% 7/15/2033 (f)	3,295	3,401
Gilead Sciences, Inc. 5.10% 6/15/2035	2,512	2,531
Gilead Sciences, Inc. 2.80% 10/1/2050	935	585
Gilead Sciences, Inc. 5.55% 10/15/2053	1,003	986
HCA, Inc. 4.125% 6/15/2029	8,450	8,286
Humana, Inc. 5.375% 4/15/2031	850	867
Humana, Inc. 5.95% 3/15/2034	3,250	3,377
Humana, Inc. 5.75% 4/15/2054	4,400	4,091
Insulet Corp. 6.50% 4/1/2033 (f)	4,000	4,115
IQVIA, Inc. 6.25% 6/1/2032 (f)	10,000	10,267
Laboratory Corporation of America Holdings 4.55% 4/1/2032	3,000	2,948
Laboratory Corporation of America Holdings 4.80% 10/1/2034	1,309	1,274
Laboratory Corporation of America Holdings 4.70% 2/1/2045	6,900	6,007
Capital Income Builder — Page 33 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (g)(l)	USD4,988	$4,996
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	6,000	5,748
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	7,000	6,117
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	6,000	5,927
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	2,545	2,203
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	2,000	1,803
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.206% 3/29/2029 (g)(l)	4,969	4,978
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	1,500	1,513
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,000	2,983
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,631
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,501	4,206
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,664
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	574
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (f)	810	839
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	10,187	10,153
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,185	1,184
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	909	903
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	13,305	13,762
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,818
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,126
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,891
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,460	1,488
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	11,920
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	900	914
UnitedHealth Group Inc. 4.40% 6/15/2028	1,370	1,371
UnitedHealth Group Inc. 4.65% 1/15/2031	785	786
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,200	1,204
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,028	5,083
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,381
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,458	3,461
Viatris, Inc. 4.00% 6/22/2050	1,996	1,312
		308,129
Consumer discretionary 0.24%
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	503
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,637
Advance Auto Parts, Inc. 3.90% 4/15/2030	2,026	1,838
Advance Auto Parts, Inc. 7.00% 8/1/2030 (f)	4,170	4,194
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,272	2,798
Advance Auto Parts, Inc. 7.375% 8/1/2033 (f)	8,800	8,853
Allied Universal Holdco, LLC 6.875% 6/15/2030 (f)	2,285	2,341
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,200	1,250
AutoNation, Inc. 5.89% 3/15/2035	4,000	4,055
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,025
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	4,000	4,082
Carnival Corp. 4.00% 8/1/2028 (f)	3,000	2,916
Carnival Corp. 6.00% 5/1/2029 (f)	10,990	11,094
Carnival Corp. 7.00% 8/15/2029 (f)	10,115	10,636
Carnival Corp. 5.75% 3/15/2030 (f)	1,250	1,269
Carnival Corp. 5.75% 8/1/2032 (f)	6,815	6,870
Carnival Corp. 6.125% 2/15/2033 (f)	8,965	9,130
Ford Motor Co. 4.346% 12/8/2026	5,000	4,968
Ford Motor Co. 4.75% 1/15/2043	11,575	8,978
Ford Motor Co. 5.291% 12/8/2046	12,290	10,039
Capital Income Builder — Page 34 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.134% 8/4/2025	USD1,755	$1,755
Ford Motor Credit Co., LLC 3.375% 11/13/2025	8,510	8,468
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	202
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,225
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,697
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,029
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,230	4,197
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	939
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,181
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	206
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,843
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,191
Ford Motor Credit Co., LLC 5.113% 5/3/2029	6,100	5,970
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,790
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,000	2,667
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,686	1,688
Ford Motor Credit Co., LLC 7.122% 11/7/2033	278	289
Ford Motor Credit Co., LLC 6.50% 2/7/2035	24,600	24,546
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	773
General Motors Financial Co., Inc. 4.90% 10/6/2029	603	602
General Motors Financial Co., Inc. 5.35% 1/7/2030	500	507
General Motors Financial Co., Inc. 5.625% 4/4/2032	800	813
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,253	3,206
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,361	8,444
Genting New York, LLC 7.25% 10/1/2029 (f)	430	443
Grand Canyon University 4.375% 10/1/2026	2,250	2,208
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	385	377
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.106% 3/7/2032 (g)(l)	2,844	2,853
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (f)	2,670	2,724
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,558
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,414
Hyundai Capital America 5.45% 6/24/2026 (f)	830	836
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	3,073	3,101
Hyundai Capital America 4.30% 9/24/2027 (f)	3,000	2,979
Hyundai Capital America 4.90% 6/23/2028 (f)	1,422	1,429
Hyundai Capital America 5.15% 3/27/2030 (f)	1,000	1,012
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,984
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,761
McDonald’s Corp. 5.15% 9/9/2052	1,000	916
Melco Resorts Finance, Ltd. 5.25% 4/26/2026 (f)	6,000	5,989
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,166
Newell Brands, Inc. 6.625% 5/15/2032	1,780	1,707
Newell Brands, Inc. 6.875% 4/1/2036	1,715	1,640
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (f)	4,000	3,679
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	8,945	9,396
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	790	810
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (f)	2,825	2,815
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (f)	4,375	4,409
Sands China, Ltd. 5.40% 8/8/2028	500	507
Sands China, Ltd. 2.85% 3/8/2029	10,000	9,279
Stellantis Finance US, Inc. 6.45% 3/18/2035 (f)	2,470	2,474
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	2,000	1,942
Capital Income Builder — Page 35 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Macau, Ltd. 5.50% 1/15/2026 (f)	USD3,000	$2,998
ZF North America Capital, Inc. 6.75% 4/23/2030 (f)	915	871
		277,320
Utilities 0.23%
Aegea Finance SARL 9.00% 1/20/2031 (f)	1,295	1,393
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	1,030	942
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (f)	1,163	876
Alliant Energy Finance, LLC 3.60% 3/1/2032 (f)	750	681
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,679
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,387
Consumers Energy Co. 4.50% 1/15/2031	3,500	3,495
Consumers Energy Co. 5.05% 5/15/2035	1,850	1,858
DTE Energy Co. 4.95% 7/1/2027	1,075	1,085
Edison International 4.70% 8/15/2025	2,000	2,000
Edison International 4.125% 3/15/2028	1,832	1,777
Edison International 5.25% 11/15/2028	3,790	3,766
Edison International 6.25% 3/15/2030	1,850	1,880
Edison International 5.25% 3/15/2032	2,280	2,186
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (k)	3,000	2,646
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (k)	1,340	1,288
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (k)	EUR4,000	4,518
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 12/31/2079) (f)(k)	USD2,750	3,158
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	15,349	15,498
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,588
Enfragen Energia Sur SA 5.375% 12/30/2030	800	729
Eversource Energy 5.50% 1/1/2034	1,650	1,679
Exelon Corp. 4.45% 4/15/2046	8,115	6,718
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,562
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,350
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,478
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,158
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,310
Jersey Central Power & Light Co. 5.10% 1/15/2035	575	573
Light Energia SA 4.375% 6/18/2026	471	442
Light Servicos de Eletricidade SA 4.21% 12/19/2032	209	118
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (n)	87	23
Long Ridge Energy, LLC, 8.75% 2/15/2032 (f)	1,240	1,287
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	850	854
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,356
Pacific Gas and Electric Co. 2.95% 3/1/2026	11,625	11,498
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,929	2,967
Pacific Gas and Electric Co. 3.00% 6/15/2028	676	644
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,491
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,132
Pacific Gas and Electric Co. 2.50% 2/1/2031	19,190	16,766
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,217
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,925	3,986
Pacific Gas and Electric Co. 5.70% 3/1/2035	983	987
Pacific Gas and Electric Co. 4.95% 7/1/2050	21,753	18,002
Capital Income Builder — Page 36 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.50% 8/1/2050	USD16,325	$10,720
Pacific Gas and Electric Co. 5.90% 10/1/2054	4,900	4,598
PacifiCorp 5.45% 2/15/2034	3,400	3,430
PacifiCorp 3.30% 3/15/2051	800	512
PacifiCorp 2.90% 6/15/2052	5,419	3,198
PacifiCorp 5.35% 12/1/2053	575	514
PacifiCorp 5.50% 5/15/2054	5,549	5,081
PacifiCorp 5.80% 1/15/2055	9,141	8,702
PG&E Corp. 5.00% 7/1/2028	6,595	6,440
PG&E Corp. 5.25% 7/1/2030	10,890	10,455
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	10,750	10,400
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,847
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,278
Southern California Edison Co. 2.85% 8/1/2029	550	510
Southern California Edison Co. 2.25% 6/1/2030	374	330
Southern California Edison Co. 5.20% 6/1/2034	4,375	4,294
Southern California Edison Co. 5.45% 3/1/2035	1,950	1,944
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,467
Southern California Edison Co. 4.00% 4/1/2047	15,884	11,580
Southern California Edison Co. 3.65% 2/1/2050	350	239
Southern California Edison Co. 2.95% 2/1/2051	105	62
Southern California Edison Co. 5.90% 3/1/2055	11,825	11,151
Southern California Edison Co. 6.20% 9/15/2055	1,579	1,555
Union Electric Co. 5.125% 3/15/2055	350	320
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,410
Xcel Energy, Inc. 5.45% 8/15/2033	1,977	2,007
		269,072
Industrials 0.20%
Ambipar Lux SARL 9.875% 2/6/2031 (f)	385	349
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.606% 9/29/2031 (g)(l)	4,637	4,617
BAE Systems PLC 5.25% 3/26/2031 (f)	346	356
BAE Systems PLC 5.30% 3/26/2034 (f)	925	946
Boeing Co. (The) 3.25% 2/1/2028	500	484
Boeing Co. (The) 6.298% 5/1/2029	1,228	1,297
Boeing Co. (The) 5.15% 5/1/2030	4,221	4,290
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,348
Boeing Co. (The) 6.388% 5/1/2031	1,894	2,039
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,419
Boeing Co. (The) 6.528% 5/1/2034	45,591	49,640
Boeing Co. (The) 5.705% 5/1/2040	5,000	4,970
Boeing Co. (The) 5.805% 5/1/2050	4,407	4,258
Boeing Co. (The) 6.858% 5/1/2054	1,598	1,758
Boeing Co. (The) 5.93% 5/1/2060	4,629	4,434
Boeing Co. (The) 7.008% 5/1/2064	307	339
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,041	1,055
Canadian Pacific Railway, Co. 3.00% 12/2/2041	1,247	905
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,885	2,540
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,390
CSX Corp. 2.40% 2/15/2030	6,636	6,108
CSX Corp. 3.35% 9/15/2049	10,000	6,947
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (f)	1,500	1,488
General Dynamics Corp. 4.95% 8/15/2035	547	548
Capital Income Builder — Page 37 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 4.30% 7/29/2030	USD1,886	$1,878
General Electric Co. 4.90% 1/29/2036	726	724
Herc Holdings, Inc. 6.625% 6/15/2029 (f)	1,755	1,798
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,015	1,050
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	3,550	3,679
Icahn Enterprises, LP 6.25% 5/15/2026	4,000	3,977
Icahn Enterprises, LP 5.25% 5/15/2027	12,400	12,091
Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,022
Icahn Enterprises, LP 10.00% 11/15/2029 (f)	405	411
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	1,140	1,151
LATAM Airlines Group SA 7.875% 4/15/2030 (f)	156	162
Moog, Inc. 4.25% 12/9/2027 (f)	4,625	4,523
Norfolk Southern Corp. 5.10% 5/1/2035	432	434
Norfolk Southern Corp. 3.05% 5/15/2050	3,000	1,956
Norfolk Southern Corp. 5.35% 8/1/2054	13,833	13,180
Paychex, Inc. 5.60% 4/15/2035	493	507
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (f)	220	221
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	6,420	6,627
Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,619
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,644
RTX Corp. 3.125% 5/4/2027	12,375	12,107
Sabre GLBL, Inc. 11.125% 7/15/2030 (f)	4,350	4,591
SkyMiles IP, Ltd. 4.75% 10/20/2028 (f)	1,840	1,842
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.075% 10/20/2027 (g)(l)	552	555
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (f)	15,000	15,868
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.808% 1/15/2027 (g)(l)	12,769	12,815
Union Pacific Corp. 5.10% 2/20/2035	1,263	1,278
Union Pacific Corp. 3.50% 2/14/2053	817	575
Union Pacific Corp. 5.60% 12/1/2054	2,462	2,439
		231,249
Materials 0.13%
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027 (f)	530	531
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	1,470	1,387
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	669
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,333
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	785
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	458
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	740	585
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	316
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	1,962
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)	1,270	906
Braskem Netherlands Finance BV 8.00% 10/15/2034 (f)	575	409
Celanese US Holdings, LLC 6.85% 11/15/2028	2,314	2,411
Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	2,024
Celanese US Holdings, LLC 7.05% 11/15/2030	3,000	3,127
Celanese US Holdings, LLC 6.879% 7/15/2032	2,624	2,719
Celanese US Holdings, LLC 6.75% 4/15/2033	1,000	1,010
Celanese US Holdings, LLC 7.20% 11/15/2033	3,649	3,813
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)	880	903
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (f)	342	345
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	8,000	8,012
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	2,000	2,003
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	875	874
Capital Income Builder — Page 38 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	USD2,500	$2,442
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	4,500	4,385
Consolidated Energy Finance SA 6.50% 5/15/2026 (f)	3,000	2,936
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	3,100	2,917
Consolidated Energy Finance SA, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.833% 11/15/2030 (g)(l)	1,000	951
Dow Chemical Co. (The) 5.15% 2/15/2034	401	395
Dow Chemical Co. (The) 5.35% 3/15/2035	1,045	1,023
Dow Chemical Co. (The) 5.55% 11/30/2048	526	469
Dow Chemical Co. (The) 6.90% 5/15/2053	231	242
Dow Chemical Co. (The) 5.60% 2/15/2054	1,867	1,650
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (f)	27,193	27,258
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	5,000	5,305
First Quantum Minerals, Ltd. 8.625% 6/1/2031 (f)	5,000	5,213
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (f)	700	722
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	1,277	1,127
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	3,165	3,200
LYB International Finance III, LLC 5.50% 3/1/2034	517	512
LYB International Finance III, LLC 6.15% 5/15/2035	2,403	2,465
Magnera Corp. 7.25% 11/15/2031 (f)	2,000	1,885
Mercer International, Inc. 12.875% 10/1/2028 (f)	200	202
Mercer International, Inc. 5.125% 2/1/2029	470	379
Methanex Corp. 5.125% 10/15/2027	3,000	2,987
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	1,225	1,246
Mineral Resources, Ltd. 8.125% 5/1/2027 (f)	1,000	1,004
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	4,075	4,147
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,370	1,434
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	8,500	8,125
OCI NV 6.70% 3/16/2033 (f)	5,195	5,771
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032 (f)	1,525	1,538
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	4,000	4,105
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	410	421
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.606% 2/10/2032 (g)(l)	1,297	1,298
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,000	1,016
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	2,250	2,265
Sasol Financing USA, LLC 8.75% 5/3/2029 (m)	750	755
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,751
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,595
Sherwin-Williams Co. 5.15% 8/15/2035	774	773
Stillwater Mining Co. 4.00% 11/16/2026 (m)	900	883
Vale Overseas, Ltd. 6.40% 6/28/2054	1,303	1,281
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,000	2,027
		150,858
Real estate 0.12%
Boston Properties, LP 2.45% 10/1/2033	2,114	1,696
Boston Properties, LP 6.50% 1/15/2034	2,395	2,565
Boston Properties, LP 5.75% 1/15/2035	4,144	4,171
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031 (f)	980	880
Equinix, Inc. 2.90% 11/18/2026	6,572	6,433
FibraSOMA 4.375% 7/22/2031 (f)	2,753	2,259
Fideicomiso Fibra Uno 7.70% 1/23/2032 (f)	355	375
Fideicomiso Fibra Uno 8.25% 1/23/2037 (f)	701	749
Forestar Group, Inc. 5.00% 3/1/2028 (f)	6,000	5,961
Capital Income Builder — Page 39 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Forestar Group, Inc. 6.50% 3/15/2033 (f)	USD2,640	$2,653
GLP Capital, LP 4.00% 1/15/2030	2,500	2,393
Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,260
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	5,130	5,103
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	595	569
Iron Mountain, Inc. 5.00% 7/15/2028 (f)	2,410	2,387
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,150	1,083
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	286
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	2,112
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,053
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (f)	1,000	982
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,372	1,375
MPT Operating Partnership, LP 3.50% 3/15/2031	1,500	1,022
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	27,553	28,656
Prologis, LP 5.00% 3/15/2034	1,430	1,430
Prologis, LP 5.25% 3/15/2054	270	252
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	1,000	986
Service Properties Trust 5.25% 2/15/2026	2,000	1,986
Service Properties Trust 4.75% 10/1/2026	4,380	4,313
Service Properties Trust 4.95% 2/15/2027	558	545
Service Properties Trust 5.50% 12/15/2027	12,000	11,844
Service Properties Trust 3.95% 1/15/2028	5,110	4,769
Service Properties Trust 8.375% 6/15/2029	6,000	6,223
Service Properties Trust 4.95% 10/1/2029	1,042	918
Service Properties Trust 4.375% 2/15/2030	60	51
Service Properties Trust 8.625% 11/15/2031 (f)	16,515	17,602
VICI Properties, LP 5.75% 2/1/2027 (f)	1,500	1,516
VICI Properties, LP 5.625% 4/1/2035	1,079	1,087
WEA Finance, LLC 3.50% 6/15/2029 (f)	2,083	1,998
		132,543
Information technology 0.11%
Acuris Finance US, Inc. 9.00% 8/1/2029 (f)	1,675	1,710
ams-OSRAM AG 12.25% 3/30/2029 (f)	700	755
AppLovin Corp. 5.50% 12/1/2034	3,000	3,036
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,644
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,574
Broadcom, Inc. 4.55% 2/15/2032	492	486
Broadcom, Inc. 3.469% 4/15/2034 (f)	1,500	1,334
Broadcom, Inc. 4.80% 10/15/2034	495	486
Broadcom, Inc. 5.20% 7/15/2035	2,000	2,010
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	450	441
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.606% 12/17/2029 (g)(l)	275	280
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	8,200	8,721
Fair Isaac Corp. 6.00% 5/15/2033 (f)	7,000	7,050
ION Trading Technologies SARL 9.50% 5/30/2029 (f)	790	823
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,756
Microchip Technology, Inc. 5.05% 2/15/2030	1,437	1,455
Micron Technology, Inc. 6.05% 11/1/2035	2,500	2,603
NCR Atleos Corp. 9.50% 4/1/2029 (f)	1,000	1,084
Oracle Corp. 5.50% 8/3/2035	3,000	3,043
Oracle Corp. 3.95% 3/25/2051	3,029	2,202
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,382
Synopsys, Inc. 5.15% 4/1/2035	25,000	25,101
Capital Income Builder — Page 40 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 5.70% 4/1/2055	USD20,404	$20,136
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031 (f)	925	950
Unisys Corp. 10.625% 1/15/2031 (f)	3,641	3,826
Viasat, Inc. 5.625% 4/15/2027 (f)	16,000	15,938
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.971% 3/2/2029 (g)(l)	6,869	6,779
X.Ai Corp. 12.50% 6/30/2030	2,950	2,985
		124,595
Consumer staples 0.11%
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,171
Altria Group, Inc. 4.875% 2/4/2028	1,002	1,012
Altria Group, Inc. 5.625% 2/6/2035	1,847	1,880
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	500	507
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,880
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,510
BAT Capital Corp. 6.343% 8/2/2030	728	781
BAT Capital Corp. 5.834% 2/20/2031	2,115	2,216
BAT Capital Corp. 5.35% 8/15/2032	5,000	5,106
BAT Capital Corp. 6.421% 8/2/2033	1,144	1,241
BAT Capital Corp. 6.00% 2/20/2034	2,830	2,982
BAT Capital Corp. 5.625% 8/15/2035	8,667	8,809
BAT Capital Corp. 5.65% 3/16/2052	713	662
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,172
BAT Capital Corp. 6.25% 8/15/2055	1,758	1,777
Campbell’s Co. (The) 4.75% 3/23/2035	851	814
Campbell’s Co. (The) 5.25% 10/13/2054	528	477
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,427
Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,928
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,914
Constellation Brands, Inc. 4.80% 5/1/2030	331	333
Coty, Inc. 5.00% 4/15/2026 (f)	555	555
Diageo Investment Corp. 5.625% 4/15/2035	824	861
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	2,830	2,825
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	2,452	2,507
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	5,548	5,556
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	1,702	1,719
Kroger Co. 5.00% 9/15/2034	485	480
Kroger Co. 5.50% 9/15/2054	1,043	985
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (f)	2,000	1,904
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (f)	2,000	1,870
Mars, Inc. 4.80% 3/1/2030 (f)	106	107
Mars, Inc. 5.20% 3/1/2035 (f)	13,500	13,572
Mars, Inc. 5.65% 5/1/2045 (f)	5,318	5,285
Mars, Inc. 5.70% 5/1/2055 (f)	9,375	9,259
Mars, Inc. 5.80% 5/1/2065 (f)	1,825	1,809
Minerva Luxembourg SA 8.875% 9/13/2033 (f)	1,725	1,879
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,006
NBM US Holdings, Inc. 6.625% 8/6/2029 (m)	1,683	1,699
Performance Food Group, Inc. 5.50% 10/15/2027 (f)	1,000	999
Philip Morris International, Inc. 4.125% 4/28/2028	1,500	1,491
Philip Morris International, Inc. 4.375% 4/30/2030	471	468
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,054
Philip Morris International, Inc. 5.25% 2/13/2034	995	1,008
Capital Income Builder — Page 41 of 55

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.90% 11/1/2034	USD2,000	$1,975
Post Holdings, Inc. 6.25% 2/15/2032 (f)	1,441	1,470
Post Holdings, Inc. 6.375% 3/1/2033 (f)	5,000	5,009
		122,951
Total corporate bonds, notes & loans		2,996,130
Asset-backed obligations 0.64% Other asset-backed securities 0.28%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (f)(i)	677	680
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (f)(i)	1,269	1,270
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (f)(i)	1,000	1,002
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (f)(i)	8	8
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(i)	83	83
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(i)	355	359
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (f)(i)	769	781
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (f)(i)	366	368
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (f)(i)	122	123
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (f)(i)	629	634
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (f)(i)	252	252
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (f)(i)	2,000	1,997
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (f)(i)	320	302
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	616	617
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (f)(i)	1,278	1,275
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	417	421
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(i)	2,421	2,235
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(i)	60	59
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(i)	5,162	5,213
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (f)(i)	100	100
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	35,762	30,859
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	5,671	4,807
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	26,816	22,317
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	44,524	43,111
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	1,100	1,100
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (f)(i)	180	170
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(i)	381	354
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(i)	517	479
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (f)(i)	338	319
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (f)(i)	537	541
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (f)(i)	291	295
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA, (1-month USD CME Term SOFR + 0.304%) 4.646% 11/15/2035 (g)(i)	12	11
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA, (1-month USD CME Term SOFR + 0.254%) 4.596% 7/15/2036 (g)(i)	890	838
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA, (1-month USD CME Term SOFR + 0.254%) 4.596% 1/15/2037 (g)(i)	1,049	999
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA, (1-month USD CME Term SOFR + 0.264%) 4.606% 2/15/2037 (g)(i)	2,106	1,976
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (i)	165	165
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (f)(i)	1,500	1,504
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (f)(i)	244	245
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (f)(i)	359	360
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (f)(i)	3,681	3,741
Capital Income Builder — Page 42 of 55

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(i)	USD222	$224
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	33,057	31,097
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	3,618	3,323
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (f)(i)	1,346	1,302
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	709	675
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (f)(i)	195	187
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (f)(i)	618	620
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (f)(i)	556	558
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (f)(i)	801	809
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	3,858	3,860
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (f)(i)	273	275
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (f)(i)	1,500	1,500
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (f)(i)	4,249	4,266
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (f)(i)	410	413
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(i)	100	100
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(i)	968	910
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (f)(i)	660	620
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	94,741	78,036
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	1,275	1,279
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(i)	240	240
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	4,284	4,320
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	801	796
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (f)(i)	145	144
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (f)(i)	100	99
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (f)(i)	159	158
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	1,910	1,864
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	256	258
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(i)	471	473
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (f)(i)	78	78
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	15,258	15,343
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(i)	594	603
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 6.042% 9/15/2039 (f)(g)(i)	188	189
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	834	828
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (f)(i)	119	119
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	56	57
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	160	161
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (f)(i)	212	212
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(i)	539	503
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (f)(i)	468	449
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(i)	1,264	1,248
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(i)	1,493	1,473
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (f)(i)	1,548	1,518
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(i)	852	823
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (i)	20,413	20,531
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(i)	204	192
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(i)	511	477
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (f)(i)	327	309
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (f)(i)	633	594
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(i)	671	669
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(i)	1,284	1,193
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (f)(i)	471	445
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(i)	1,416	1,418
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	135	137
Capital Income Builder — Page 43 of 55

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (f)(i)	USD923	$923
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(i)	237	237
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(i)	554	554
		321,659
Auto loan 0.27%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (f)(i)	410	411
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (f)(i)	1,731	1,730
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (f)(i)	473	478
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(i)	1,869	1,870
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (i)	372	375
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (f)(i)	254	254
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (f)(i)	679	680
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (f)(i)	2,136	2,133
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	9,090	9,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	1,383	1,373
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (f)(i)	145	147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (f)(i)	6,271	6,312
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	29,522	30,561
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (f)(i)	385	390
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (i)	318	318
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 5.04% 2/15/2028 (i)	1,198	1,198
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (i)	400	400
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (i)	355	356
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (i)	247	248
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (i)	479	486
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (i)	1,729	1,759
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (i)	1,406	1,411
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	202	203
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (f)(i)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (f)(i)	100	102
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (i)	236	236
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (i)	150	150
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (i)	338	339
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (i)	323	324
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	745	750
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (f)(i)	1,480	1,545
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	15,564	15,969
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	16,177	16,233
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(i)	20,420	20,395
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (f)(i)	1,070	1,070
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (f)(i)	149	149
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (f)(i)	111	111
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030 (f)(i)	915	960
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	2,659	2,653
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(i)	153	153
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (i)	261	263
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	25,200	25,677
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	16,218	16,749
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (f)(i)	341	342
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (f)(i)	2,012	1,915
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	14,850	14,327
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	5,267	5,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	826	794
Capital Income Builder — Page 44 of 55

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (f)(i)	USD281	$285
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(i)	262	268
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (f)(i)	742	747
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (f)(i)	824	826
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (f)(i)	353	352
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (f)(i)	250	260
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (f)(i)	958	968
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (f)(i)	328	329
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (f)(i)	24,998	25,145
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (f)(i)	453	459
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (f)(i)	132	133
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(i)	119	119
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(i)	148	148
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (i)	477	482
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (f)(i)	1,194	1,194
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(i)	580	581
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027 (i)	7	7
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (i)	2,687	2,689
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (i)	81	81
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (i)	701	701
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (i)	1,734	1,739
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (i)	316	316
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (i)	232	232
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (i)	806	810
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029 (i)	980	979
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (i)	249	254
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(i)	32	32
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (f)(i)	166	166
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(i)	313	313
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (f)(i)	2,186	2,186
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(g)(i)	19,538	19,161
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (f)(i)	24,543	24,972
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (f)(i)	2,316	2,318
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(i)	323	323
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (f)(i)	222	222
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (f)(i)	112	112
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (f)(i)	13,802	13,812
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027 (f)(i)	933	933
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(i)	336	336
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(i)	947	948
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(i)	4,547	4,557
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(i)	12,974	12,977
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (f)(i)	129	130
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (f)(i)	204	204
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (f)(i)	374	376
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	1,030	1,036
		313,687
Student loan 0.05%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	393	358
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	9,871	8,948
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	9,705	9,124
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	22,556	21,157
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (f)(i)	1,328	1,129
Capital Income Builder — Page 45 of 55

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan (continued)	Principal amount (000)	Value (000)
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (f)(i)	USD1,889	$1,603
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.205% 4/20/2062 (f)(g)(i)	11,588	11,536
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	3,165	2,860
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (f)(i)	2,060	2,077
		58,792
Credit card 0.03%
American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30% 7/15/2030 (i)	1,740	1,749
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	2,500	2,488
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (i)	28,213	28,188
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (f)(i)	153	154
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (f)(i)	156	157
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	2,202	2,200
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (i)	539	549
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (i)	658	661
		36,146
Collateralized loan obligations 0.01%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (f)(g)(i)	414	414
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (f)(g)(i)	547	546
Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/15/2031 (f)(g)(i)	512	513
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (f)(g)(i)	750	751
KKR Financial CLO, Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 5.529% 7/15/2030 (f)(g)(i)	50	50
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (f)(g)(i)	517	515
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (f)(g)(i)	2,214	2,212
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (f)(g)(i)	628	627
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.741% 7/18/2031 (f)(g)(i)	446	446
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (f)(g)(i)	466	466
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (f)(g)(i)	384	384
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (f)(g)(i)	3,000	3,007
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (f)(g)(i)	517	517
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (f)(g)(i)	206	206
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.717% 4/20/2032 (f)(g)(i)	850	851
		11,505
Capital Income Builder — Page 46 of 55

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Home equity 0.00%	Principal amount (000)	Value (000)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (i)	USD453	$397
Total asset-backed obligations		742,186
Bonds & notes of governments & government agencies outside the U.S. 0.09% Mexico 0.03%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	7,760	7,805
United Mexican States 6.00% 5/7/2036	1,820	1,789
United Mexican States 6.875% 5/13/2037	1,815	1,878
United Mexican States 6.625% 1/29/2038	675	680
United Mexican States 5.00% 4/27/2051	2,370	1,837
United Mexican States 6.338% 5/4/2053	3,595	3,293
United Mexican States 6.40% 5/7/2054	595	547
United Mexican States 7.375% 5/13/2055	18,830	19,451
United Mexican States 3.75% 4/19/2071	2,550	1,447
		38,727
Saudi Arabia 0.02%
Saudi Arabia (Kingdom of) 3.628% 4/20/2027 (f)	5,000	4,940
Saudi Arabia (Kingdom of) 3.625% 3/4/2028 (f)	11,435	11,247
		16,187
Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	12,640	11,407
Peru (Republic of) 5.50% 3/30/2036	1,450	1,444
Peru (Republic of) 5.875% 8/8/2054	640	618
		13,469
Qatar 0.01%
Qatar (State of) 4.50% 4/23/2028 (f)	7,070	7,142
Qatar (State of) 5.103% 4/23/2048 (f)	4,800	4,574
		11,716
Colombia 0.01%
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,638
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,312
Colombia (Republic of) 8.50% 4/25/2035	1,505	1,597
Colombia (Republic of) 8.00% 11/14/2035	1,485	1,526
Colombia (Republic of) 7.75% 11/7/2036	320	320
Colombia (Republic of) 8.375% 11/7/2054	360	352
		7,745
Brazil 0.01%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL46,800	7,587
Panama 0.00%
Panama (Republic of) 6.875% 1/31/2036	USD2,225	2,227
Panama (Republic of) 8.00% 3/1/2038	440	478
		2,705
Hungary 0.00%
Hungary (Republic of) 5.375% 9/26/2030 (f)	2,225	2,255
Capital Income Builder — Page 47 of 55

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Greece 0.00%	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 3.625% 6/15/2035	EUR1,500	$1,751
Romania 0.00%
Romania 3.50% 4/3/2034	1,770	1,737
Australia 0.00%
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD1,500	910
Total bonds & notes of governments & government agencies outside the U.S.		104,789
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD1,580	1,367
Illinois 0.02%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	19,619	20,060
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,257
Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,690	4,163
Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,515
Total municipals		38,362
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 4/24/2026 (h)	37,230	36,679
Total bonds, notes & other debt instruments (cost: $16,711,375,000)		16,292,898
Investment funds 2.30%	Shares
Capital Group Central Corporate Bond Fund (e)	315,483,656	2,650,063
Total investment funds (cost: $3,118,424,000)		2,650,063
Short-term securities 7.40% Money market investments 7.40%
Capital Group Central Cash Fund 4.33% (e)(o)	85,337,271	8,532,874
Capital Income Builder — Page 48 of 55

unaudited
Short-term securities (continued) Asset-backed obligations 0.00%	Coupon rate	Principal amount (000)	Value (000)
PEAC Solutions Receivables, LLC 2/20/2026 (f)(i)	4.592%	USD497	$497
Money market investments purchased with collateral from securities on loan 0.00%		Shares
Capital Group Central Cash Fund 4.33% (e)(o)(p)		770	77
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (o)(p)		30,927	31
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (o)(p)		28,265	28
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (o)(p)		28,265	28
Fidelity Investments Money Market Government Portfolio, Class I 4.22% (o)(p)		25,695	26
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (o)(p)		20,556	21
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (o)(p)		20,556	20
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (o)(p)		12,848	13
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (o)(p)		12,848	13
			257
Total short-term securities (cost: $8,533,874,000)			8,533,628
Total investment securities 100.44% (cost: $86,857,432,000)			115,816,146
Other assets less liabilities (0.44)%			(513,027)
Net assets 100.00%			$115,303,119
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2025 (000)
3 Month SOFR Futures	Long	20,589	9/17/2025	USD4,922,701	$2,172
3 Month SOFR Futures	Long	100	3/18/2026	23,993	(20)
2 Year Canadian Government Bond Futures	Long	194	9/29/2025	14,747	9
2 Year U.S. Treasury Note Futures	Long	17,064	10/3/2025	3,531,982	(3,852)
5 Year Euro-Bobl Futures	Short	24	9/10/2025	(3,212)	19
5 Year U.S. Treasury Note Futures	Long	38,872	10/3/2025	4,204,857	10,713
10 Year Euro-Bund Futures	Short	10	9/10/2025	(1,480)	13
10 Year Australian Treasury Bond Futures	Short	24	9/15/2025	(1,755)	(6)
10 Year Japanese Government Bond Futures	Short	6	9/22/2025	(5,492)	22
10 Year U.S. Treasury Note Futures	Long	8,500	9/30/2025	944,031	8,985
10 Year Ultra U.S. Treasury Note Futures	Short	1,228	9/30/2025	(138,860)	(1,472)
20 Year U.S. Treasury Bond Futures	Long	1,793	9/30/2025	204,738	5,319
30 Year Ultra U.S. Treasury Bond Futures	Long	1,091	9/30/2025	127,988	2,252
					$24,154
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	5,118	EUR	4,369	UBS AG	8/11/2025	$129
USD	812	EUR	690	HSBC Bank	8/11/2025	24
USD	885	AUD	1,350	Citibank	8/11/2025	18
Capital Income Builder — Page 49 of 55

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	335	EUR	285	HSBC Bank	8/11/2025	$9
USD	26,657	EUR	22,764	Barclays Bank PLC	8/13/2025	656
USD	11,645	EUR	9,942	Morgan Stanley	8/14/2025	288
USD	7,115	BRL	39,905	Citibank	8/29/2025	44
						$1,168
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$4,401	$—	$4,401
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	10,730	—	10,730
2.25855%	Annual	TONAR	Annual	5/23/2055	JPY268,393	(49)	—	(49)
						$15,082	$—	$15,082
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
CDX.EM.43	1.00%	Quarterly	6/20/2030	USD28,000	$649	$1,116	$(467)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	113,779	(2,459)	(1,965)	(494)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	42,500	(3,058)	(2,065)	(993)
					$(4,868)	$(2,914)	$(1,954)
Investments in affiliates (e)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.26%
Industrials 0.00%
Trinity Industries, Inc. (q)	$154,045	$—	$20,594	$7,389	$(52,691)	$—	$3,618
Energy 0.26%
South Bow Corp.	209,079	103,329	17,721	(1,523)	13,098	306,262	15,653
Real estate 0.00%
Mindspace Business Parks REIT (q)	86,095	43,889	—	—	11,010	—	4,122
VICI Properties, Inc. REIT (q)	1,699,137	95,208	390,779	7,229	41,731	—	57,590
						—
Total common stocks						306,262
Capital Income Builder — Page 50 of 55

unaudited
Investments in affiliates (e) (continued)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$2,560,520	$92,351	$—	$—	$(2,808)	$2,650,063	$92,350
Short-term securities 7.40%
Money market investments 7.40%
Capital Group Central Cash Fund 4.33% (o)	3,987,598	13,760,848	9,215,444	(234)	106	8,532,874	187,746
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.33% (o)(p)	783		706 (r)			77	— (s)
Total short-term securities						8,532,951
Total 9.96%				$12,861	$10,446	$11,489,276	$361,079
Restricted securities (m)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026 (b)	7/28/2023	$2,000	$2,023	0.00%(t)
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	1,586	1,699	0.00 (t)
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	858	883	0.00 (t)
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	763	755	0.00 (t)
Total		$5,207	$5,360	0.00%(t)

(a)	All or a portion of this security was on loan.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Security did not produce income during the last 12 months.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,338,857,000, which represented 2.03% of the net assets of the fund.

(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $129,516,000, which represented 0.11% of the net assets of the fund.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $68,080,000, which represented 0.06% of the net assets of the fund.

(m)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(n)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(o)	Rate represents the seven-day yield at 7/31/2025.
(p)	Security purchased with cash collateral from securities on loan.
(q)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2025. Refer to the investment portfolio for the security value at 7/31/2025.
(r)	Represents net activity.
(s)	Dividend income is included with securities lending income and is not shown in this table.
(t)	Amount less than 0.01%.
Capital Income Builder — Page 51 of 55

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder — Page 52 of 55

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $12,858,573,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $48,793,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $706,559,000 and $138,941,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):

Capital Income Builder — Page 53 of 55

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,854,536	$9,120,741	$— *	$17,975,277
Information technology	8,393,402	3,327,460	—	11,720,862
Industrials	5,035,541	5,018,588	—	10,054,129
Consumer staples	5,529,560	4,355,091	—	9,884,651
Health care	6,231,265	2,838,321	— *	9,069,586
Utilities	3,231,326	2,894,364	151	6,125,841
Consumer discretionary	3,035,258	2,755,556	—	5,790,814
Energy	4,443,596	985,822	—	5,429,418
Real estate	3,408,704	590,521	—	3,999,225
Communication services	1,624,154	2,361,534	—	3,985,688
Materials	2,121,111	1,704,305	—	3,825,416
Preferred securities	—	10,660	—	10,660
Convertible stocks	466,837	—	—	466,837
Convertible bonds & notes	—	1,153	—	1,153
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,348,997	—	6,348,997
Mortgage-backed obligations	—	6,020,282	5,473	6,025,755
Corporate bonds, notes & loans	—	2,985,974	10,156	2,996,130
Asset-backed obligations	—	742,186	—	742,186
Bonds & notes of governments & government agencies outside the U.S.	—	104,789	—	104,789
Municipals	—	38,362	—	38,362
Federal agency bonds & notes	—	36,679	—	36,679
Investment funds	2,650,063	—	—	2,650,063
Short-term securities	8,533,131	497	—	8,533,628
Total	$63,558,484	$52,241,882	$15,780	$115,816,146

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29,504	$—	$—	$29,504
Unrealized appreciation on open forward currency contracts	—	1,168	—	1,168
Unrealized appreciation on centrally cleared interest rate swaps	—	15,131	—	15,131
Liabilities:
Unrealized depreciation on futures contracts	(5,350)	—	—	(5,350)
Unrealized depreciation on centrally cleared interest rate swaps	—	(49)	—	(49)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,954)	—	(1,954)
Total	$24,154	$14,296	$—	$38,450
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 54 of 55

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds

GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-012-0925
Capital Income Builder — Page 55 of 55